UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-07432
                                                     ---------------------

                  Nuveen Premium Income Municipal Fund 4, Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  (312) 917-7700
                                                           -------------------

                  Date of fiscal year end: October 31
                                           ------------------

                  Date of reporting period: April 30, 2004
                                            ------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Nuveen
Municipal Closed-End
Exchange-Traded
Funds

                                                SEMIANNUAL REPORT April 30, 2004



                                      NUVEEN PREMIUM INCOME MUNICIPAL FUND, INC.
                                                                             NPI

                                    NUVEEN PREMIUM INCOME MUNICIPAL FUND 2, INC.
                                                                             NPM

                                    NUVEEN PREMIUM INCOME MUNICIPAL FUND 4, INC.
                                                                             NPT

Photo of: Man holding up small boy.
Photo of: 2 women with 2 girls looking at seashells.

DEPENDABLE,
TAX-FREE INCOME
BECAUSE
IT'S NOT WHAT YOU EARN,
IT'S WHAT YOU KEEP.(R)

Logo: NUVEEN Investments

FASTER INFORMATION
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       NUVEEN FUND REPORT
           ELECTRONICALLY



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--------------------------------------------------------------------------------
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WHAT IF I CHANGE MY MIND AND WANT TO RECEIVE INVESTOR MATERIALS THROUGH REGULAR
MAIL DELIVERY AGAIN?

If you decide you do not like receiving your reports electronically, it's a simple process to go back to regular mail delivery.
--------------------------------------------------------------------------------

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME FROM YOUR FINANCIAL ADVISOR OR BROKERAGE ACCOUNT,

FOLLOW THE STEPS OUTLINED BELOW:

1 Go to WWW.INVESTORDELIVERY.COM and follow the simple instructions, using the address sheet that accompanied this report as a guide.

2 You'll be taken to a page with several options. Select the NEW ENROLLMENT-CREATE screen and follow the simple instructions.

3    Click Submit. Confirm the information you just entered is correct, then
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4    You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

IF YOUR NUVEEN FUND DIVIDENDS AND STATEMENTS

COME DIRECTLY TO YOU FROM NUVEEN,

FOLLOW THE STEPS OUTLINED BELOW:

1    Go to WWW.NUVEEN.COM

2 Select ACCESS YOUR ACCOUNT. Select the E-REPORT ENROLLMENT section. Click on Enrollment Today.

3 You'll be taken to a screen that asks for your Social Security number and e-mail address. Fill in this information, then click Enroll.

4 You should get a confirmation e-mail within 24 hours. If you do not, go back through these steps to make sure all the information is correct.

5 Use this same process if you need to change your registration information or cancel internet viewing.

Logo: NUVEEN Investments

Photo of: Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

Sidebar text: WE THINK THAT MUNICIPAL BOND INVESTMENTS LIKE YOUR NUVEEN FUND CAN BE IMPORTANT BUILDING BLOCKS IN A WELL-BALANCED PORTFOLIO.

Dear
   SHAREHOLDER

I am very pleased to report that for the period ended April 30, 2004, your Nuveen Fund continued to provide you with attractive monthly tax-free income.

While tax-free income is always welcome, we know that many shareholders are beginning to wonder whether interest rates will rise significantly, and whether that possibility should cause them to adjust that portion of their investment portfolios allocated to tax-free municipal bonds. We believe this is a question you should consider carefully with the help of a trusted financial advisor. In many cases, it may be more appropriate to focus on long-term goals and objectives rather than shorter-term market movements, and this is where a professional advisor may be able to help keep you focused on the larger objectives of your investment program.

As you read through this report, please review the inside front cover and consider receiving future Fund reports and other Fund information by e-mail and the Internet. Not only will you be able to receive the information faster, but this also may help lower your Fund's expenses. Sign up is quick and easy.

Since 1898, Nuveen Investments has offered financial products and solutions that incorporate careful research, diversification and the application of conservative risk-management principles. We are grateful that you have chosen us as a partner as you pursue your financial goals. We look forward to continuing to earn your trust in the months and years ahead.

Sincerely,

/s/ Timothy R. Schwertfeger

Timothy R. Schwertfeger
Chairman of the Board

June 15, 2004

Nuveen National Municipal Closed-End Exchange-Traded Funds
(NPI, NPM, NPT)

Portfolio Managers'
               COMMENTS



Portfolio managers Dan Solender and Tom Spalding review the market environment, key investment strategies and the six-month performance of the Funds. Dan, who has 12 years of investment experience, including 8 years with Nuveen, assumed portfolio management responsibility for NPI in August 2003 and NPM in October 2003, while Tom, a 27-year veteran of Nuveen, has managed NPT since January 2003.

WHAT FACTORS AFFECTED THE U.S. ECONOMY AND MUNICIPAL MARKET DURING THE SIX-MONTH REPORTING PERIOD ENDED APRIL 30, 2004?

During this reporting period, the greatest influences on the national economy and the municipal market continued to be historically low interest rates, growing evidence of economic improvement, and a generally modest rate of inflation. Since its last credit easing in June 2003, the Federal Reserve has maintained the fed funds rate at 1.0%, the lowest level since 1958. This accommodative monetary policy helped to spur GDP (gross domestic product) growth of 4.4% annualized in the first quarter of 2004, following a 3.1% rise in 2003. Over the six-month reporting period, the year-over-year rate of inflation, as measured by the core Consumer Price Index, averaged 1.3%.

This generally favorable environment helped many municipal bonds perform well during most of the six-month period ended April 30, 2004. However, in early April, a sharply improved jobs report, along with subsequent indications of growing momentum in the U.S. economy, served as catalysts for increased expectations of a Fed rate hike. This all contributed to heightened volatility in the fixed-income markets. During April, the yield on the Bond Buyer 25 Revenue Bond Index, a widely-followed municipal bond index, rose almost 40 basis points. The rise in the index yield, and the corresponding decline in bond prices, effectively offset the yield declines and price gains of the previous five months. As of April 30, 2004, the Bond Buyer 25 index was at approximately the same level as it was at the beginning of the six-month reporting period.

In general, municipal supply remained strong over the past six months, although the pace of issuance slowed. The first four months of 2004 saw $110 billion in new municipal supply, down 9% from January-April 2003. Over the entire six-month reporting period ended April 2004, the supply of new bonds decreased 13% compared with the preceding six months.

IN THIS ENVIRONMENT, WHAT KEY STRATEGIES WERE USED TO MANAGE THE FUNDS DURING THE SIX MONTHS ENDED APRIL 30, 2004?

With the market continuing to anticipate an increase in interest rates, our major focus during this reporting period remained on careful management of the Funds' durations1 as a way to mitigate some of the interest rate risk inherent in each Fund's portfolio. Interest rate risk is the risk that the value of a Fund's portfolio will decline if market interest rates rise (since bond prices move in the opposite direction of interest rates). The longer the duration of a Fund's portfolio, the greater the Fund's interest rate risk. Our use of such a duration management strategy is designed to position the Funds to potentially produce more consistent returns over time.

With yields remaining low, the market did not offer many bonds that we thought would perform better



1 Duration is a measure of a Fund's net asset value (NAV) volatility in reaction to interest rate movements. Fund duration, also known as leverage-adjusted duration, takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund. References to duration in this commentary are intended to indicate Fund duration unless otherwise noted.

than those we already owned. However, when opportunities did arise, we focused primarily on identifying attractive securities in the long- intermediate part of the yield curve (i.e., bonds that mature in 15 to 25 years). In many cases, bonds in this part of the curve offered yields similar to those of longer-term bonds with less inherent interest rate risk and better total return potential. In NPI and NPM, we sought to increase the Funds' allocations to BBB rated bonds because they were relatively underweighted in lower-rated investment grade bonds, and because we thought the total return and income potential of these bonds represented attractive opportunities for the Funds.

We also looked for bonds that would maintain portfolio diversification in terms of industry sector and geographic region. Based on the recent implementation of economic reforms in California, we believed this state had demonstrated signs of progress, and we took advantage of selected opportunities to add California bonds to each Fund. On May 21, 2004, after the close of this reporting period, Moody's upgraded California general obligation bonds to A3 with a positive outlook from Baa1 with a stable outlook.

HOW DID THE FUNDS PERFORM?

Individual results for the Funds, as well as for relevant benchmarks, are presented in the accompanying table.

TOTAL RETURNS ON NET ASSET VALUE
For periods ended 4/30/04
(6-month returns cumulative, all others annualized)

                              6-MONTH    1-YEAR     5-YEAR    10-YEAR
---------------------------------------------------------------------
NPI                             1.85%     3.72%      5.16%      6.44%
---------------------------------------------------------------------
NPM                             1.76%     2.84%      5.19%      7.36%
---------------------------------------------------------------------
NPT                             2.01%     2.30%      3.53%      6.31%
---------------------------------------------------------------------
Lehman Brothers
Municipal Bond Index2           1.19%     2.68%      5.44%      6.46%
---------------------------------------------------------------------
Lipper General (Leveraged)
Municipal Debt
Funds average3                  2.21%     4.97%      5.65%      6.90%
---------------------------------------------------------------------
Past performance is not predictive of future results.

For additional information, see the individual Performance Overview for your Fund in this report.

For the six months ended April 30, 2004, the cumulative returns of all three Funds outperformed the return of the Lehman Brothers index. None of the Funds performed as well as the Lipper peer group average over this period.

A primary reason for the relatively strong performance of the Funds compared with the unmanaged, unleveraged Lehman Brothers index was the Funds' use of leverage. While leveraging can add volatility to the Funds' net asset values
(NAVs) and share prices, this strategy also can provide opportunities for additional income and total return for common shareholders during periods of low or short-term interest rates, as was the case during most of this reporting period.

In addition to leverage, the Funds benefited from their holdings of healthcare bonds during this six-month period. Healthcare ranked second among all sectors in terms of return during the period,


2 The Lehman Brothers Municipal Bond Index is an unleveraged, unmanaged national index comprising a broad range of investment-grade municipal bonds. Results for the Lehman index do not reflect any expenses.

3 The Lipper General (Leveraged) Municipal Debt Funds category average is calculated using the returns of all closed-end exchange-traded funds in this category for each period as follows: 6 months - 65 funds; 1 year - 64 funds; 5 years - 49 funds; and 10 years - 46 funds. Fund and Lipper returns assume reinvestment of dividends.

according to Lehman Brothers due to improvements in cost containment and reimbursement practices as well as increased demand for higher-yielding bonds. Among these Funds, holdings of healthcare bonds ranged from 11% of NPI's and NPT's portfolios to 10% in NPM. NPT held approximately 1% (par value) of its assets in bonds issued by the Michigan State Hospital Finance Authority for Detroit Medical Center, the largest healthcare provider in southeastern Michigan. As the center's financial situation stabilized following implementation of cost-cutting initiatives and improved operating efficiencies, the price of these bonds rebounded. NPM also had a very small position in these bonds. Some of each Fund's healthcare holdings were positioned in the lower-rated investment-grade categories. This helped the performance of each Fund over this period, as BBB rated bonds tended to provide better returns than higher-rated securities.

NPI also benefited from its holdings of bonds backed by United and American air lines. These bonds performed well as the signs of an economic recovery increased.

Other holdings making positive contributions to the Funds' cumulative returns during this reporting period were bonds backed by revenues from the 1998 master tobacco settlement agreement. On April 21, 2004, based on an adverse ruling in a tobacco-related court case, Moody's downgraded all tobacco bonds that were not enhanced or additionally secured. As a result, the majority of unenhanced municipal-issued tobacco securities were rated Baa by Moody's, while insured tobacco bonds continued to be rated Aaa. The other major credit rating agencies--S&P and Fitch--did not change their tobacco bond ratings. As of April 30, 2004, we believed that the prices of tobacco bonds accurately reflected the risks involved and that, when maintained at appropriate levels in the Funds, these bonds would continue to represent good value.

HOW ABOUT THE FUNDS' DIVIDENDS AND SHARE PRICES?

With short-term interest rates remaining at historically low levels during this reporting period, the leveraged structures of these three Funds continued to support their dividend-paying capabilities. The extent of this benefit is tied in part to the short-term rates the Funds pay their MuniPreferred(R) shareholders. During periods of low short-term rates, the Funds generally pay relatively lower dividends to their MuniPreferred shareholders, which can leave more earnings to support common share dividends. During this reporting period, continued low short-term rates enabled us to maintain the dividend levels of these Funds.

All of these Funds seek to pay stable dividends at rates that reflect each Fund's past results and projected future performance. During certain periods, each Fund may pay dividends at a rate that may be more or less than the amount of net investment income actually earned by the Fund during the period. If a Fund has cumulatively earned more than it has paid in dividends, it holds the excess in reserve as undistributed net investment income (UNII) as part of the Fund's net asset value (NAV). Conversely, if a Fund has cumulatively paid dividends in excess of its earnings, the excess constitutes negative UNII that is likewise reflected in the Fund's NAV. Each Fund will, over time, pay all of its net investment income as dividends to shareholders. As of April 30, 2004, all of the Funds in this report had positive UNII balances.

As of April 30, 2004, NPI was trading at a discount of -10.02% to its net asset value, compared with an average discount of -4.45% for the reporting period. NPM was trading at a -9.41% discount, compared with an average of -4.55%, and NPT was at discount of -9.09%, compared with an average of -3.76% for the six months.

HOW WERE THE FUNDS POSITIONED IN TERMS OF CREDIT QUALITY AND BOND CALLS AS OF APRIL 30, 2004?

Given the current geopolitical and economic climate, we continued to believe that maintaining strong overall credit quality was an important requirement. As of the end of April 2004, all three of these Funds continued to offer excellent average credit quality, with allocations of bonds rated AAA/U.S. Guaranteed or AA ranging from 76% in NPM to 79% in NPI and 80% in NPT.

As of April 30, 2004, potential call exposure for these Funds during 2004-2005 ranged from 14% in NPI and NPT and 16% in NPM. The number of actual bond calls in all of the Funds will depend largely on market interest rates.

Nuveen Premium Income Municipal Fund, Inc.

Performance
   OVERVIEW As of April 30, 2004


NPI


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 65%
AA                                  14%
A                                   10%
BBB                                  8%
NR                                   2%
BB or Lower                          1%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.20
--------------------------------------------------
Common Share Net Asset Value                $14.67
--------------------------------------------------
Premium/(Discount) to NAV                  -10.02%
--------------------------------------------------
Market Yield                                 7.27%
--------------------------------------------------
Taxable-Equivalent Yield1                   10.10%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $935,515
--------------------------------------------------
Average Effective Maturity (Years)           18.34
--------------------------------------------------
Leverage-Adjusted Duration                    9.91
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/18/88)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -2.94%         1.85%
--------------------------------------------------
1-Year                        -3.12%         3.72%
--------------------------------------------------
5-Year                         3.65%         5.16%
--------------------------------------------------
10-Year                        5.31%         6.44%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         22%
--------------------------------------------------
Tax Obligation/General                         19%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------
U.S. Guaranteed                                 9%
--------------------------------------------------
Transportation                                  9%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.08
Jun                                 0.08
Jul                                 0.08
Aug                                 0.08
Sep                                 0.08
Oct                                 0.08
Nov                                 0.08
Dec                                 0.08
Jan                                 0.08
Feb                                 0.08
Mar                                 0.08
Apr                                 0.08

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              14.65
                                    14.85
                                    15.23
                                    15.29
                                    15.4
                                    14.97
                                    15.08
                                    15.2
                                    15.01
                                    14.45
                                    13.86
                                    14.07
                                    13.91
                                    13.86
                                    13.95
                                    14.06
                                    14.17
                                    14.2
                                    14.21
                                    14.31
                                    14.05
                                    13.96
                                    14.06
                                    14.13
                                    14.17
                                    14.16
                                    14.27
                                    14.4
                                    14.25
                                    14.46
                                    14.8
                                    14.99
                                    14.92
                                    14.75
                                    14.89
                                    15.01
                                    14.89
                                    15.11
                                    15.15
                                    15.16
                                    15.18
                                    14.99
                                    14.7
                                    14.1
                                    13.79
                                    13.54
4/30/04                             13.2



1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December of 2003 of $0.0042 per share.

Nuveen Premium Income Municipal Fund 2, Inc.

Performance
   OVERVIEW As of April 30, 2004


NPM


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 65%
AA                                  11%
A                                   13%
BBB                                  8%
NR                                   3%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $13.47
--------------------------------------------------
Common Share Net Asset Value                $14.87
--------------------------------------------------
Premium/(Discount) to NAV                   -9.41%
--------------------------------------------------
Market Yield                                 7.26%
--------------------------------------------------
Taxable-Equivalent Yield1                   10.08%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $611,063
--------------------------------------------------
Average Effective Maturity (Years)           16.49
--------------------------------------------------
Leverage-Adjusted Duration                   10.90
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 7/23/92)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -2.23%         1.76%
--------------------------------------------------
1-Year                        -2.21%         2.84%
--------------------------------------------------
5-Year                         3.40%         5.19%
--------------------------------------------------
10-Year                        7.42%         7.36%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/General                         24%
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
U.S. Guaranteed                                13%
--------------------------------------------------
Utilities                                      11%
--------------------------------------------------
Healthcare                                     10%
--------------------------------------------------

Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.0815
Jun                                 0.0815
Jul                                 0.0815
Aug                                 0.0815
Sep                                 0.0815
Oct                                 0.0815
Nov                                 0.0815
Dec                                 0.0815
Jan                                 0.0815
Feb                                 0.0815
Mar                                 0.0815
Apr                                 0.0815


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              14.84
                                    14.9
                                    15.3
                                    15.48
                                    15.4
                                    14.94
                                    15.07
                                    15.23
                                    15.03
                                    14.47
                                    14.05
                                    14.4
                                    14.02
                                    14.1
                                    14.15
                                    14.15
                                    14.29
                                    14.33
                                    14.38
                                    14.23
                                    14.21
                                    14.26
                                    14.25
                                    14.32
                                    14.44
                                    14.38
                                    14.43
                                    14.47
                                    14.47
                                    14.48
                                    14.81
                                    15.31
                                    15.31
                                    15.06
                                    15.28
                                    15.29
                                    15.02
                                    15.34
                                    15.4
                                    15.42
                                    15.3
                                    15.11
                                    14.84
                                    14.3
                                    14.21
                                    13.91
4/30/04                             13.47

1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December of 2003 of $0.0060 per share.

Nuveen Premium Income Municipal Fund 4, Inc.

Performance
   OVERVIEW As of April 30, 2004


NPT


Pie Chart:
CREDIT QUALITY
AAA/U.S. Guaranteed                 70%
AA                                  10%
A                                    8%
BBB                                  8%
NR                                   3%
BB or Lower                          1%


FUND SNAPSHOT
--------------------------------------------------
Share Price                                 $11.80
--------------------------------------------------
Common Share Net Asset Value                $12.98
--------------------------------------------------
Premium/(Discount) to NAV                   -9.09%
--------------------------------------------------
Market Yield                                 7.22%
--------------------------------------------------
Taxable-Equivalent Yield1                   10.03%
--------------------------------------------------
Net Assets Applicable to
Common Shares ($000)                      $561,082
--------------------------------------------------
Average Effective Maturity (Years)           17.42
--------------------------------------------------
Leverage-Adjusted Duration                   10.89
--------------------------------------------------

AVERAGE ANNUAL TOTAL RETURN (Inception 2/19/93)
--------------------------------------------------
                      ON SHARE PRICE        ON NAV
--------------------------------------------------
6-Month (Cumulative)          -2.47%         2.01%
--------------------------------------------------
1-Year                        -3.44%         2.30%
--------------------------------------------------
5-Year                         2.44%         3.53%
--------------------------------------------------
10-Year                        6.53%         6.31%
--------------------------------------------------

TOP FIVE SECTORS (as a % of total investments)
--------------------------------------------------
Tax Obligation/Limited                         16%
--------------------------------------------------
Tax Obligation/General                         15%
--------------------------------------------------
Utilities                                      13%
--------------------------------------------------
U.S. Guaranteed                                12%
--------------------------------------------------
Healthcare                                     11%
--------------------------------------------------


Bar Chart:
2003-2004 MONTHLY TAX-FREE DIVIDENDS PER SHARE2
May                                 0.071
Jun                                 0.071
Jul                                 0.071
Aug                                 0.071
Sep                                 0.071
Oct                                 0.071
Nov                                 0.071
Dec                                 0.071
Jan                                 0.071
Feb                                 0.071
Mar                                 0.071
Apr                                 0.071


Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.
5/1/03                              13.12
                                    13.29
                                    13.63
                                    13.9
                                    13.82
                                    13.48
                                    13.53
                                    13.52
                                    13.31
                                    12.97
                                    12.45
                                    12.65
                                    12.23
                                    12.39
                                    12.33
                                    12.52
                                    12.51
                                    12.55
                                    12.6
                                    12.58
                                    12.53
                                    12.58
                                    12.52
                                    12.52
                                    12.6
                                    12.65
                                    12.83
                                    12.82
                                    12.68
                                    12.72
                                    13.11
                                    13.3
                                    13.43
                                    13.24
                                    13.3
                                    13.34
                                    13.31
                                    13.39
                                    13.45
                                    13.58
                                    13.59
                                    13.46
                                    13.3
                                    12.63
                                    12.29
                                    12.05
4/30/04                             11.8


1 Taxable-equivalent yield represents the yield that must be earned on a fully taxable investment in order to equal the yield of the Fund on an after-tax basis. It is based on a federal income tax rate of 28%. For investments that generate qualified dividend income, the taxable-equivalent yield is lower.

2 The Fund also paid shareholders a net ordinary income distribution in December of 2003 of $0.0165 per share.

                            Nuveen Premium Income Municipal Fund, Inc. (NPI)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------

                ALABAMA - 1.0%

$       4,050   Alabama 21st Century Authority, Tobacco Settlement Revenue            6/10 at 102.00          A-     $    4,171,946
                 Bonds, Series 2000, 6.125%, 12/01/16

        5,020   The DCH Health Care Authority, Alabama, Health Care Facilities        6/12 at 101.00          A+          5,083,101
                 Revenue Bonds, Series 2002, 5.250%, 6/01/18


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 1.4%

                Anchorage, Alaska, General Obligation Refunding Bonds,
                Series 2003A:
        2,000    5.250%, 9/01/17 - FGIC Insured                                       9/13 at 100.00         AAA          2,147,100
        2,035    5.250%, 9/01/18 - FGIC Insured                                       9/13 at 100.00         AAA          2,173,380

       10,000   Northern Tobacco Securitization Corporation, Alaska, Tobacco          6/10 at 100.00         BBB          9,131,500
                 Settlement Asset-Backed Bonds, Series 2000, 6.500%, 6/01/31


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.8%

        5,000   Arizona School Facilities Board, Certificates of Participation,       9/13 at 100.00         AAA          5,332,100
                 Series 2003B, 5.250%, 9/01/18 - FGIC Insured

        6,775   Pima County Industrial Development Authority, Arizona, Lease          7/04 at 102.00         AAA          7,124,590
                 Obligation Revenue Refunding Bonds, Tucson Electric Power
                 Company Irvington Project, Series 1988A, 7.250%, 7/15/10 -
                 FSA Insured

        4,130   University of Arizona, Certificates of Participation, Series 2002B,   6/12 at 100.00         AAA          4,325,142
                 5.125%, 6/01/18 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 1.2%

        3,500   Arkansas Development Finance Authority, Drivers License               6/07 at 100.00         AAA          3,737,545
                 Revenue Bonds, Arkansas State Police Headquarters and
                 Wireless Data Equipment, Series 1997, 5.400%, 6/01/18 -
                 FGIC Insured

          480   Paragould, Arkansas, Water, Sewer and Electric Revenue Bonds,        12/10 at 100.00         AAA            510,298
                 Series 2000, 5.650%, 12/01/25 - AMBAC Insured

        1,000   Sebastian County Community Junior College District, Arkansas,         4/09 at 100.00         AAA          1,138,130
                 General Obligation Improvement Bonds, Series 1999,
                 5.950%, 4/01/29 (Pre-refunded to 4/01/09) - AMBAC Insured

        5,245   University of Arkansas, Fayetteville, Athletic Facilities Revenue     9/09 at 100.00         Aaa          5,437,072
                 Bonds, Razorback Stadium, Series 1999, 5.050%, 9/15/20 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 15.2%

        9,200   Alameda Corridor Transportation Authority, California,                  No Opt. Call         AAA          3,888,012
                 Subordinate Lien Revenue Bonds, Series 2004A,
                 0.000%, 10/01/20 (WI, settling 5/06/04) - AMBAC Insured

                California Health Facilities Financing Authority, Revenue Bonds,
                Adventist Health System/West, Series 2003A:
        3,700    5.000%, 3/01/28                                                      3/13 at 100.00           A          3,562,619
        7,000    5.000%, 3/01/33                                                      3/13 at 100.00           A          6,676,040

        5,500   California Health Facilities Financing Authority, Revenue Bonds,        No Opt. Call        BBB+          5,530,195
                 Catholic Healthcare West, Series 2004I, 4.950%, 7/01/26
                 (DD, settling 5/03/04) (Mandatory put 7/01/14)

       10,250   California State, General Obligation Veterans Welfare Bonds,         12/08 at 101.00         AAA         10,652,723
                 Series 1997BH, 5.250%, 12/01/12 (Alternative Minimum
                 Tax) - FSA Insured

                California, General Obligation Bonds, Series 2004:
        5,000    5.000%, 4/01/10                                                        No Opt. Call        Baa1          5,328,900
        2,000    5.125%, 2/01/25                                                      2/14 at 100.00        Baa1          1,957,320
       10,000    5.125%, 2/01/26                                                      2/14 at 100.00        Baa1          9,755,900

        4,000   California Department of Water Resources, Power Supply Revenue        5/12 at 101.00          A3          4,424,680
                 Bonds, Series 2002A, 6.000%, 5/01/15

       23,725   California State Public Works Board, Lease Revenue Refunding Bonds,   6/04 at 101.00         Aa2         24,070,911
                 Various University of California Projects, Series 1993A,
                 5.500%, 6/01/21


                                       9


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA (continued)

$      11,395   California State Public Works Board, Lease Revenue Bonds,               No Opt. Call        Baa2     $   11,853,193
                 Department of Corrections, Series 1993E, 5.500%, 6/01/15

        1,195   Martinez, California, Home Mortgage Revenue Bonds,                      No Opt. Call         AAA          1,692,001
                 Series 1983A, 10.750%, 2/01/16

        4,750   North Orange County Community College District, California,           8/14 at 100.00         AAA          4,921,285
                 General Obligation Bonds, Series 2003B, 5.000%, 8/01/20 -
                 FGIC Insured

       20,000   Pomona, California, GNMA/FNMA Collateralized Securities                 No Opt. Call         AAA         26,059,000
                 Program, Single Family Mortgage Revenue Bonds,
                 Series 1990A, 7.600%, 5/01/23

                San Bernardino Joint Powers Financing Authority, California,
                Tax Allocation Refunding Bonds, Series 1995A:
        6,675    5.750%, 10/01/15 - FSA Insured                                      10/05 at 102.00         AAA          7,138,045
       10,000    5.750%, 10/01/25 - FSA Insured                                      10/05 at 102.00         AAA         10,609,100

                San Joaquin Hills Transportation Corridor Agency, California,
                Toll Road Refunding Revenue Bonds, Series 1997A:
       10,000    0.000%, 1/15/31 - MBIA Insured                                         No Opt. Call         AAA          2,260,900
        9,025    0.000%, 1/15/36 - MBIA Insured                                         No Opt. Call         AAA          1,521,074


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.3%

        2,500   Centennial Water and Sanitation District, Colorado, Water and        12/14 at 100.00         AAA          2,581,900
                 Sewer Revenue Bonds, Series 2004, 5.000%, 12/01/21
                 (DD, settling 5/03/04) - FGIC Insured

        1,270   Colorado Housing and Finance Authority, Single Family Program         4/10 at 105.00          AA          1,296,060
                 Senior Bonds, Series 2000B-2, 7.250%, 10/01/31
                 (Alternative Minimum Tax)

        1,060   Colorado Housing and Finance Authority, Single Family Program         5/07 at 105.00         Aa2          1,084,624
                 Senior Bonds, Series 1997B-2, 7.000%, 5/01/26 (Alternative
                 Minimum Tax)

          760   Colorado Housing and Finance Authority, Single Family Program        11/07 at 105.00         Aa2            771,628
                 Senior Bonds, Series 1997C-2, 6.875%, 11/01/28 (Alternative
                 Minimum Tax)

        9,450   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A         11,262,321
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

       19,810   City and County of Denver, Colorado, Excise Tax Revenue               3/11 at 100.00         AAA         21,515,245
                 Bonds, Colorado Convention Center Project, Series 2001A,
                 5.500%, 9/01/18 - FSA Insured

        8,315   Denver, Colorado, Special Facilities Airport Revenue Bonds,          10/04 at 100.00         N/R          6,464,913
                 United Air Lines, Inc. Project, Series 1992A,
                 6.875%, 10/01/32 (Alternative Minimum Tax)#

          185   El Paso County, Colorado, FNMA Mortgage-Backed Single                   No Opt. Call         Aaa            191,953
                 Family Mortgage Revenue Refunding Bonds, Series 1992A-2,
                 8.750%, 6/01/11

        4,000   Northwest Parkway Public Highway Authority, Colorado,                 6/11 at 102.00         AAA          4,067,920
                 Revenue Bonds, Senior Series 2001A, 5.250%, 6/15/41 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.2%

        1,930   Connecticut, General Obligation Bonds, Series 2001C,                    No Opt. Call          AA          2,178,874
                 5.500%, 12/15/16


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 4.6%

        9,505   District of Columbia, General Obligation Bonds, Series 1998B,           No Opt. Call         AAA         11,011,352
                 6.000%, 6/01/20 - MBIA Insured

       11,810   District of Columbia Housing Finance Agency, GNMA                    12/04 at 103.00         AAA         11,859,720
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1988E-4, 6.375%, 6/01/26 (Alternative Minimum Tax)

       10,350   District of Columbia Revenue Bonds, Association of American           8/07 at 102.00         AAA         10,513,220
                 Medical Colleges Issue, Series 1997A, 5.375%, 2/15/27 -
                 AMBAC Insured

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
       14,105    0.000%, 4/01/24 - MBIA Insured                                        4/11 at 47.66         AAA          4,464,374
        7,625    0.000%, 4/01/25 - MBIA Insured                                        4/11 at 44.82         AAA          2,261,118
       16,665    0.000%, 4/01/32 - MBIA Insured                                        4/11 at 29.23         AAA          3,187,015


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.5%

        8,000   Hillsborough County Aviation Authority, Florida, Revenue             10/13 at 100.00         AAA          8,472,480
                 Bonds, Tampa International Airport, Series 2003A,
                 5.375%, 10/01/16 (Alternative Minimum Tax) -
                 MBIA Insured

        5,000   Orange County Health Facility Authority, Florida, Hospital           11/10 at 101.00           A          5,384,950
                 Revenue Bonds, Adventist Health System/Sunbelt Obligated
                 Group, Series 2000, 6.500%, 11/15/30


                                       10

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 1.6%

$       6,025   Fulton-DeKalb Hospital Authority, Georgia, Revenue Refunding          1/14 at 100.00         AAA     $    6,358,845
                 Certificates, Series 2003, 5.250%, 1/01/20 - FSA Insured

        4,845   Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales            No Opt. Call         AAA          5,708,573
                 Tax Revenue Refunding Bonds, Series 1992P,
                 6.250%, 7/01/20 - AMBAC Insured

        2,750   Savannah Housing Authority, Georgia, GNMA Collateralized              5/08 at 103.00         Aaa          2,913,790
                 Mortgage Revenue Refunding Bonds, Plantation Oak Project,
                 Series 2000, 6.350%, 11/20/39


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.1%

       10,000   Hawaii, General Obligation Bonds, Series 2003DA,                      9/13 at 100.00         AAA         10,515,300
                 5.250%, 9/01/21 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 0.5%

        5,000   Boise City, Idaho, Airport Revenue Certificates of Participation,     9/10 at 100.00         Aaa          5,104,050
                 Series 2000, 5.500%, 9/01/25 (Alternative Minimum
                 Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 10.5%

        9,220   Chicago School Reform Board of Trustees of the Chicago               12/07 at 102.00         AAA          9,335,158
                 Board of Education, Illinois, Unlimited Tax General Obligation
                 Bonds, Dedicated Tax Revenues, Series 1997A,
                 5.250%, 12/01/27 - AMBAC Insured

                Chicago School Reform Board of Trustees of the Chicago Board of
                Education, Illinois, Unlimited Tax General Obligation Bonds,
                Dedicated Tax Revenues, Series 1998B-1:
        8,890    0.000%, 12/01/16 - FGIC Insured                                        No Opt. Call         AAA          4,821,936
       10,000    0.000%, 12/01/20 - FGIC Insured                                        No Opt. Call         AAA          4,240,400
        9,900    0.000%, 12/01/24 - FGIC Insured                                        No Opt. Call         AAA          3,204,531

                Chicago School Reform Board of Trustees of the Chicago Board of
                Education, Illinois, Unlimited Tax General Obligation Bonds,
                Dedicated Tax Revenues, Series 1999A:
       15,000    0.000%, 12/01/21 - FGIC Insured                                        No Opt. Call         AAA          5,957,700
       10,000    0.000%, 12/01/23 - FGIC Insured                                        No Opt. Call         AAA          3,468,400

        9,000   Chicago, Illinois, Special Facility Revenue Bonds, O'Hare               No Opt. Call         N/R          4,038,750
                 International Airport, United Air Lines, Inc. Project,
                 Series 2001A, 6.375%, 11/01/35 (Alternative Minimum
                 Tax) (Mandatory put 5/01/13)#

        4,530   Chicago, Illinois, General Airport Second Lien Revenue                7/04 at 102.00         AAA          4,607,554
                 Refunding Bonds, O'Hare International Airport, Series 1993C,
                 5.000%, 1/01/18 - MBIA Insured

          545   Chicago, Illinois, FNMA/GNMA Collateralized Single Family             3/06 at 105.00         Aaa            547,714
                 Mortgage Revenue Bonds, Series 1996A, 7.000%, 9/01/27
                 (Alternative Minimum Tax)

        1,075   Chicago, Illinois, FNMA/GNMA Collateralized Single Family             9/07 at 105.00         Aaa          1,091,405
                 Mortgage Revenue Bonds, Series 1997B, 6.950%, 9/01/28
                 (Alternative Minimum Tax)

        8,740   Illinois Development Finance Authority, Pollution Control             8/04 at 102.00         AAA          8,938,835
                 Refunding Revenue Bonds, Illinois Power Company Project,
                 Series 1994A, 5.700%, 2/01/24 - MBIA Insured

                Illinois Finance Authority, Revenue Bonds, OSF Healthcare
                System, Series 2004:
        1,000    5.250%, 11/15/22 (WI, settling 5/12/04)                              5/14 at 100.00           A            993,530
        3,000    5.250%, 11/15/23 (WI, settling 5/12/04)                              5/14 at 100.00           A          2,962,050

        1,500   Illinois Health Facilities Authority, Revenue Bonds, Highland        10/07 at 102.00         AAA          1,692,960
                 Park Hospital Project, Series 1997A, 5.750%, 10/01/26
                 (Pre-refunded to 10/01/07) - MBIA Insured

       12,820   Illinois Health Facilities Authority, Revenue Bonds, Sherman          8/07 at 101.00         AAA         12,935,380
                 Health Systems, Series 1997, 5.250%, 8/01/27 -
                 AMBAC Insured

       10,040   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call         AAA          5,923,198
                 Place Expansion Project Bonds, Series 1992A,
                 0.000%, 6/15/15 - FGIC Insured

        9,200   Metropolitan Pier and Exposition Authority, Illinois, McCormick      12/09 at 101.00         AAA          9,662,944
                 Place Expansion Project Bonds, Series 1999A,
                 5.500%, 12/15/24 - FGIC Insured

        3,000   Metropolitan Pier and Exposition Authority, Illinois, McCormick         No Opt. Call         AAA          3,809,070
                 Place Hospitality Facilities Revenue Bonds, Series 1996A,
                 7.000%, 7/01/26

        4,925   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA          5,615,436
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992A, 9.000%, 6/01/06 - AMBAC Insured

          785   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA            895,049
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1992B, 9.000%, 6/01/06 - AMBAC Insured

        3,000   Upper Illinois River Valley Development Authority, Health Care       12/11 at 101.00        BBB+          3,129,270
                 Facilities Revenue Bonds, Series 2001, Morris Hospital,
                 6.625%, 12/01/31


                                       11


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.7%

$       5,000   Center Grove 2000 Building Corporation, Indiana, First Mortgage       7/11 at 100.00         AAA     $    5,206,150
                 Bonds, Series 2001, 5.500%, 1/15/26 - AMBAC Insured

        4,565   Indiana State Office Building Commission, Correctional                7/05 at 102.00         AAA          4,871,357
                 Facilities Program Revenue Bonds, Series 1995A,
                 5.500%, 7/01/20 (Pre-refunded to 7/01/05) -
                 AMBAC Insured

        7,070   Indiana Transportation Finance Authority, Highway Revenue             6/13 at 100.00         AAA          7,518,521
                 Bonds, Series 2003A, 5.250%, 6/01/18 - FSA Insured

        8,000   Steuben County Middle School Building Corporation, Indiana,           7/05 at 102.00         AAA          8,630,720
                 First Mortgage Bonds, Series 1995, 6.375%, 7/15/16
                 (Pre-refunded to 7/15/05) - MBIA Insured

        7,965   Wawasee Community School Corporation, Indiana, New                    1/12 at 101.00         AA-          8,606,581
                 Elementary and Remodeling Building Corporation, First
                 Mortgage Bonds, Series 2000, 5.750%, 1/15/20


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 1.4%

                City of Des Moines, Iowa, General Obligation Bonds,
                Series 2000D:
        1,215    5.750%, 6/01/17 - MBIA Insured                                       6/08 at 100.00         AAA          1,335,151
        1,410    5.800%, 6/01/18 - MBIA Insured                                       6/08 at 100.00         AAA          1,553,242

        3,000   Iowa Financing Authority, Private College Revenue Refunding          12/05 at 102.00         AAA          3,199,770
                 Bonds, Drake University Project, Series 1996,
                 5.400%, 12/01/16 - MBIA Insured

        4,785   Iowa Finance Authority, Industrial Revenue Refunding Bonds,             No Opt. Call         AAA          6,577,652
                 Urbandale Hotel Corporation Project, Remarketed,
                 Series 1989A, 8.500%, 8/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.9%

        8,190   Sedgwick and Shawnee Counties, Kansas, GNMA                           6/08 at 105.00         Aaa          8,785,986
                 Mortgage-Backed Securities Program Single Family
                 Revenue Bonds, Series 1998A-1, 6.500%, 12/01/22
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 3.1%

        2,915   Jefferson Sales Tax District, Jefferson Parish, Louisiana,           12/12 at 100.00         AAA          3,084,915
                 Special Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/19 - AMBAC Insured

        1,080   Louisiana Housing Finance Agency, Single Family Mortgage              9/09 at 101.00         Aaa          1,124,842
                 Revenue Bonds, Series 2000A, 7.450%, 12/01/31
                 (Alternative Minimum Tax)

       11,860   Louisiana Stadium and Exposition District Hotel Occupancy             7/05 at 102.00         AAA         12,775,829
                 Tax Bonds, Series 1995B, 6.375%, 7/01/25 (Pre-refunded
                 to 7/01/05) - FGIC Insured

        7,660   Louisiana Public Facilities Authority, Extended Care Facilities         No Opt. Call         BBB          9,700,164
                 Revenue Bonds, Comm-Care Corporation Project, Series 1994,
                 11.000%, 2/01/14

        2,500   Tobacco Settlement Financing Corporation, Louisiana, Tobacco          5/11 at 101.00         BBB          2,077,050
                 Settlement Asset-Backed Bonds, Series 2001B,
                 5.875%, 5/15/39

------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.4%

        3,600   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          3,765,996
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.200%, 7/01/30 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 7.6%

       10,000   Massachusetts Bay Transportation Authority, Assessment                7/10 at 100.00         AAA         10,130,600
                 Bonds, Series 2000A, 5.250%, 7/01/30

       13,000   Massachusetts, General Obligation Bonds, Consolidated                 6/10 at 100.00         AAA         14,944,540
                 Loan, Series 2000B, 6.000%, 6/01/16 (Pre-refunded
                 to 6/01/10)

        4,000   Massachusetts, General Obligation Bonds, Series 2003D,               10/13 at 100.00         Aa2          4,403,920
                 5.250%, 10/01/22 (Pre-refunded to 10/01/13)

                Massachusetts, General Obligation Bonds, Consolidated Loan,
                Series 2002E:
       11,400    5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured              1/13 at 100.00         AAA         12,473,994
        1,850    5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured              1/13 at 100.00         AAA          2,024,289

        2,825   Massachusetts Industrial Finance Agency, Resource Recovery           12/08 at 102.00         BBB          2,758,697
                 Revenue Refunding Bonds, Ogden  Haverhill Project,
                 Series 1998A, 5.450%, 12/01/12 (Alternative Minimum Tax)

       14,750   Massachusetts Industrial Finance Agency, General Obligation           7/07 at 102.00         AAA         15,000,455
                 Bonds, Suffolk University, Series 1997, 5.250%, 7/01/27 -
                 AMBAC Insured

        8,750   Massachusetts Housing Finance Agency, Rental Housing                  1/11 at 100.00         AAA          9,047,413
                 Mortgage Revenue Bonds, Series 2001A, 5.850%, 7/01/35
                 (Alternative Minimum Tax) - AMBAC Insured


                                       12

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 5.4%

                Detroit, Michigan, General Obligation Bonds, Series 2003A:
$       3,565    5.250%, 4/01/22 - XLCA Insured                                       4/13 at 100.00         AAA     $    3,694,552
        1,275    5.250%, 4/01/23 - XLCA Insured                                       4/13 at 100.00         AAA          1,315,711

                Detroit, Michigan, Sewerage Disposal System Revenue Bonds,
                Series 1995A:
        2,700    5.000%, 7/01/25 (Pre-refunded to 7/01/05) - MBIA Insured             7/05 at 100.00         AAA          2,812,455
        7,850    5.000%, 7/01/25 - MBIA Insured                                       7/05 at 100.00         AAA          7,855,652

       10,510   Hudsonville Public Schools, Counties of Ottawa and Allegan,           5/08 at 100.00         AAA         10,829,819
                 Michigan, School Building and Site and Refunding Bonds,
                 General Obligation Unlimited Tax, Series 1997,
                 5.150%, 5/01/22 - FGIC Insured

       10,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/13 at 100.00         AAA         10,123,800
                 Facilities Program, Series 2003-II, 5.000%, 10/15/23 -
                 MBIA Insured

        6,600   Michigan Housing Development Authority, Limited Obligation            7/07 at 102.00         AAA          6,733,716
                 Multifamily Mortgage Revenue Refunding Bonds, Forest Hills
                 Regency Square Project, Series 1999A, 5.750%, 7/01/29

        6,390   Wayne County, Michigan, Airport Revenue Bonds, Detroit               12/12 at 100.00         AAA          6,738,255
                 Metropolitan Airport, Series 2002D, 5.500%, 12/01/19
                 (Alternative Minimum Tax) - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 4.0%

        2,000   Duluth Economic Development Authority, Minnesota, Healthcare          2/14 at 100.00          A-          2,044,140
                 Facilities Revenue Bonds, Benedictine Health System
                 St. Mary's, Series 2004, 5.375%, 2/15/22

                Eden Prairie, Minnesota, GNMA Collateralized Multifamily Housing
                Revenue Bonds, Rolling Hills Project, Series 2001A:
        1,000    6.150%, 8/20/31                                                      8/11 at 105.00          A1          1,074,810
        2,000    6.200%, 2/20/43                                                      8/11 at 105.00          A1          2,146,960

          470   Minneapolis/St. Paul Housing Finance Board, Minnesota,               11/04 at 102.00         AAA            474,239
                 FNMA/GNMA Mortgage-Backed Securities Program, Single
                 Family Mortgage Revenue Bonds, Series 1994,
                 7.500%, 11/01/27 (Alternative Minimum Tax)

        3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/08 at 101.00         AAA          3,045,030
                 Minnesota, Airport Revenue Bonds, Series 1998A,
                 5.000%, 1/01/22 - AMBAC Insured

        5,000   Minnesota Agricultural and Economic Development Board,               11/07 at 102.00         AAA          5,310,850
                 Health Care System Revenue Bonds, Fairview Hospital and
                 Healthcare Services, Series 1997A, 5.750%, 11/15/26 -
                 MBIA Insured

       19,460   The Housing and Redevelopment Authority of the City                  11/15 at 103.00         AAA         23,701,891
                 of Saint Paul, Minnesota, Sales Tax Revenue Refunding Bonds,
                 Civic Center Project, Series 1996, 7.100%, 11/01/23 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 3.2%

        1,980   Missouri Housing Development Commission, GNMA/FNMA                    3/07 at 105.00         AAA          2,012,512
                 Single Family Mortgage Revenue Bonds, Homeownership
                 Loan Program, Series 1996C, 7.450%, 9/01/27 (Alternative
                 Minimum Tax)

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        3,000    5.250%, 6/01/21 - AMBAC Insured                                      6/11 at 101.00         AAA          3,110,820
        4,150    5.250%, 6/01/28 - AMBAC Insured                                      6/11 at 101.00         AAA          4,215,653

        7,250   Missouri Housing Development Commission, Single Family                3/09 at 103.00         AAA          7,660,133
                 Mortgage Revenue Bonds, Homeownership Loan Program,
                 Series 1999B-1, 6.700%, 9/01/30 (Alternative Minimum Tax)

       11,120   Francis Howell School District, Saint Charles County,                   No Opt. Call         AAA         12,545,695
                 Missouri, General Obligation Refunding Bonds, Series 1994A,
                 7.800%, 3/01/08 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.1%

        8,500   Omaha, Nebraska, General Obligation Bonds, Convention                   No Opt. Call         AAA         10,263,580
                 Center Project, Series 2000A, 6.500%, 12/01/30


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 9.2%

       15,000   Clark County, Nevada, General Obligation Bond Bank Southern           6/11 at 100.00         AAA         15,297,000
                 Nevada Water Authority Loan, Series 2001, 5.250%, 6/01/26 -
                 FGIC Insured

       14,810   Clark County School District, Nevada, General Obligation Bonds,      12/11 at 100.00         AAA         16,074,478
                 Series 2001F, 5.500%, 6/15/18 - FSA Insured

       10,410   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         11,299,326
                 Bonds, Series 2002C, 5.500%, 6/15/18 - MBIA Insured


                                       13


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEVADA (continued)

                Director of Nevada State Department of Business and Industry,
                Revenue Bonds, Las Vegas Monorail Project, First Tier Series 2000:
$       6,425    0.000%, 1/01/29 - AMBAC Insured                                        No Opt. Call         AAA     $    1,590,573
       12,000    5.375%, 1/01/40 - AMBAC Insured                                      1/10 at 100.00         AAA         12,248,520

       29,410   State of Nevada, Colorado River Commission, General                   7/04 at 101.00          AA         29,832,916
                 Obligation Limited Tax Bonds, Series 1994, 5.500%, 7/01/27


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.6%

        4,660   New Hampshire Housing Finance Authority, Single Family                7/04 at 101.00         Aa2          4,710,235
                 Mortgage Revenue Bonds, Series 1993B, 6.050%, 7/01/25

        1,210   New Hampshire Housing Finance Agency, Single Family                   7/06 at 102.00         Aa2          1,244,437
                 Mortgage Acquisition Revenue Bonds, Series 1996B,
                 6.400%, 1/01/27 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 7.5%

       10,150   Delaware River Port Authority, State of New Jersey and                1/10 at 100.00         AAA         10,730,174
                 Pennsylvania, Port District Project Bonds, Series 1999B,
                 5.625%, 1/01/26 - FSA Insured

       10,000   Essex County Improvement Authority, New Jersey, General              10/10 at 100.00         Aaa         11,064,900
                 Obligation Guaranteed Lease Revenue Bonds, County
                 Correctional Facility Project, Series 2000, 6.000%, 10/01/25 -
                 FGIC Insured

       13,230   New Jersey Housing and Mortgage Finance Agency, Home Buyer           10/07 at 101.50         AAA         13,663,679
                 Revenue Bonds, Series 1997U, 5.850%, 4/01/29 (Alternative
                 Minimum Tax) - MBIA Insured

                New Jersey Transportation Trust Fund Authority, Transportation
                System Bonds, Series 2003C:
        5,000    5.500%, 6/15/19                                                      6/13 at 100.00         AA-          5,423,100
        5,410    5.500%, 6/15/20                                                      6/13 at 100.00         AA-          5,855,135
        9,250    5.500%, 6/15/23                                                      6/13 at 100.00         AA-          9,917,573

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 2000A:
        3,915    6.000%, 1/01/14                                                        No Opt. Call         AAA          4,546,059
        7,585    6.000%, 1/01/14 - MBIA Insured                                         No Opt. Call         AAA          8,761,509


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.9%

        1,690   Mew Mexico Mortgage Finance Authority, Single Family                  3/10 at 102.50         AAA          1,846,528
                 Mortgage Program Bonds, Series 2000D-2, 6.850%, 9/01/31
                 (Alternative Minimum Tax)

        5,585   Santa Fe County, New Mexico, Correctional System, Gross                 No Opt. Call         AAA          6,441,739
                 Receipts Tax Revenue Bonds, Series 1997, 6.000%, 2/01/27 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 13.8%

       13,000   Erie County Tobacco Asset Securitization Corporation,                 7/10 at 101.00         BBB         12,635,740
                 New York, Senior Tobacco Settlement Asset-Backed Bonds,
                 Series 2000, 6.250%, 7/15/40

       14,580   Long Island Power Authority, New York, Electric System General        6/08 at 101.00          A-         14,688,767
                 Revenue Bonds, Series 1998A, 5.250%, 12/01/26

        2,000   New York Counties Tobacco Trust I, Tobacco Settlement                 6/10 at 101.00         BBB          2,008,280
                 Pass-Through Bonds, Series 2000, 6.500%, 6/01/35

                New York, New York, General Obligation Bonds, Fiscal Series 1997G:
          950    6.000%, 10/15/26 (Pre-refunded to 10/15/07)                         10/07 at 101.00         Aaa          1,073,823
        5,050    6.000%, 10/15/26                                                    10/07 at 101.00           A          5,389,259

        8,270   New York City, New York, General Obligation Bonds, Fiscal               No Opt. Call           A          8,657,946
                 Series 2004G, 5.000%, 8/01/14

        5,000   New York City, New York, General Obligation Bonds, Fiscal             6/13 at 100.00           A          5,283,350
                 Series 2003J, 5.500%, 6/01/23

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1996G:
          755    5.750%, 2/01/07 (Pre-refunded to 2/01/06)                            2/06 at 101.50        A***            817,016
        9,245    5.750%, 2/01/07                                                      2/06 at 101.50           A          9,872,643

       12,500   New York City, New York, General Obligation Bonds, Fiscal            10/13 at 100.00           A         12,842,000
                 Series 2003D, 5.250%, 10/15/22

                New York City Municipal Water Finance Authority, New York, Water
                and Sewer System Revenue Bonds, Fiscal Series 1996B:
        5,630    5.750%, 6/15/26 (Pre-refunded to 6/15/06) - MBIA Insured             6/06 at 101.00         AAA          6,136,475
       10,370    5.750%, 6/15/26 - MBIA Insured                                       6/06 at 101.00         AAA         11,025,903


                                       14

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

$       2,000   Dormitory Authority of the State of New York, Revenue Bonds,          7/06 at 102.00         AAA     $    2,087,640
                 Department of Health, Series 1996, 5.500%, 7/01/25 -
                 MBIA Insured

        3,530   New York State Medical Care Facilities Finance Agency,                8/04 at 102.00         AAA          3,609,319
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, Series 1993B, 5.500%, 2/15/22

       14,000   New York State Urban Development Corporation, Service                   No Opt. Call         AA-         15,398,460
                 Contract Revenue Bonds, Correctional and Youth Facilities,
                 Series 2002A, 5.500%, 1/01/17 (Mandatory put 1/01/11)

        7,400   New York Tobacco Settlement Financing Corporation, Tobacco            6/10 at 100.00         AA-          7,856,580
                 Settlement Asset-Backed and State Contingency
                 Contract-Backed Bonds, Series 2003A-1, 5.500%, 6/01/16

        9,515   Triborough Bridge and Tunnel Authority, New York, General            11/12 at 100.00         AA-          9,710,343
                 Purpose Revenue Refunding Bonds, Series 2002B,
                 5.000%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.0%

                Charlotte, North Carolina, Certificates of Participation,
                Governmental Facilities Projects, Series 2003G:
        5,785    5.250%, 6/01/22                                                      6/13 at 100.00         AA+          6,002,690
        3,475    5.250%, 6/01/23                                                      6/13 at 100.00         AA+          3,590,196


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 1.2%

        9,650   Dickinson, North Dakota, Health Care Facilities Revenue               2/10 at 102.00          AA         11,536,286
                 Bonds, BHS Long Term Care, Inc., Series 1990,
                 7.625%, 2/15/20 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 1.8%

        4,265   Franklin County, Ohio, Hospital Revenue and Improvement               5/11 at 101.00         Aaa          4,391,457
                 Bonds, Children's Hospital Project, Series 2001,
                 5.500%, 5/01/28 - AMBAC Insured

        2,720   Ohio State University, General Receipts Bonds, Series 2003B,          6/13 at 100.00          AA          2,863,398
                 5.250%, 6/01/20

        2,000   County of Richland, Ohio, Hospital Facilities Revenue Refunding      11/10 at 101.00          A-          2,146,180
                 Bonds, MedCentral Health System Obligated Group,
                 Series 2000A, 6.125%, 11/15/16

        7,000   Steubenville, Ohio, Hospital Facilities Revenue Refunding and        10/10 at 100.00          A3          7,348,880
                 Improvement Bonds, Trinity Health System, Series 2000,
                 6.500%, 10/01/30


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 5.1%

       15,650   Delaware Valley Regional Finance Authority, Pennsylvania, Local         No Opt. Call         AAA         16,812,482
                 Government Revenue Bonds, Series 1998A, 5.500%, 8/01/28 -
                 AMBAC Insured

                Lancaster Higher Education Authority, Pennsylvania, Revenue
                Bonds, Franklin and Marshall College, Series 2003C:
        1,340    5.250%, 4/15/15                                                      4/13 at 100.00          A+          1,426,108
        1,960    5.250%, 4/15/17                                                      4/13 at 100.00          A+          2,062,194

        8,405   Philadelphia Redevelopment Authority, Pennsylvania,                   4/08 at 103.00         N/R          7,469,692
                 Multifamily Housing Mortgage Revenue Bonds, Cricket
                 Court Apartments, Series 1998A, 6.200%, 4/01/25
                 (Alternative Minimum Tax)

        5,295   Philadelphia School District, Pennsylvania, General Obligation        9/05 at 101.00         AAA          5,519,402
                 Bonds, Series 1995B, 5.500%, 9/01/25 - AMBAC Insured

       14,000   State Public School Building Authority, Pennsylvania, Lease           6/13 at 100.00         AAA         14,516,320
                 Revenue Bonds, Philadelphia School District Project,
                 Series 2003, 5.250%, 6/01/24 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.6%

        5,770   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/05 at 100.00          A-          5,929,598
                 Series 1995X, 5.500%, 7/01/25


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 1.3%

        1,380   Providence Redevelopment Agency, Rhode Island, Revenue                4/10 at 101.00         Aaa          1,520,525
                 Bonds, Public Safety and Municipal Building Projects,
                 Series 1999A, 5.625%, 4/01/15 - AMBAC Insured

       10,000   Rhode Island Housing and Mortgage Finance Corporation,               10/09 at 100.00         AA+         10,206,900
                 Homeownership Opportunity Bonds, Series 35A,
                 5.800%, 10/01/32 (Alternative Minimum Tax)


                                       15


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 5.0%

$       8,610   Dorchester County School District No. 2, South Carolina,             12/14 at 100.00           A     $    8,640,824
                 Installment Purchase Revenue Bonds, Series 2004,
                 5.250%, 12/01/24

                Greenville County School District, South Carolina, Installment
                Purchase Revenue Bonds, Series 2003:
        5,090    5.250%, 12/01/18                                                    12/13 at 100.00         AA-          5,289,884
        3,595    5.250%, 12/01/20                                                    12/13 at 100.00         AA-          3,705,438
        1,865    5.250%, 12/01/21                                                    12/13 at 100.00         AA-          1,913,658

       15,000   South Carolina JOBS Economic Development Authority, Hospital          8/13 at 100.00         BBB         15,548,400
                 Revenue Bonds, Palmetto Health Alliance, Series 2003C,
                 6.375%, 8/01/34

       12,500   Tobacco Settlement Revenue Management Authority,                      5/11 at 101.00         BBB         11,401,500
                 South Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.375%, 5/15/28


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 0.2%

        2,045   South Dakota State University, Housing and Auxiliary Facilities       4/14 at 100.00         AAA          2,108,661
                 Revenue Bonds, Series 2004, 5.000%, 4/01/20 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.4%

        4,000   Tennessee Housing Development Agency, Homeownership                   7/13 at 100.00          AA          4,189,080
                 Program Revenue Bonds, Series 2004, 5.000%, 7/01/34
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 16.5%

       10,205   Alliance Airport Authority, Inc., Texas, Special Facilities           6/04 at 100.00         CCC          7,391,992
                 Revenue Bonds, American Airlines, Inc. Project, Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

        3,289   Austin Housing Finance Corporation, Texas, Multifamily               12/10 at 105.00         Aaa          3,672,793
                 Housing Revenue Bonds, GNMA Collateralized Mortgage
                 Loan, Fairway Village Project, Series 2000A, 7.375%, 6/20/35
                 (Alternative Minimum Tax)

        3,000   Brazos River Authority, Texas, Pollution Control Revenue Bonds,      10/13 at 101.00         BBB          3,177,270
                 TXU Energy Company LLC, Series 2003C, 6.750%, 10/01/38
                 (Alternative Minimum Tax)

                Clear Creek Independent School District, Galveston and Harris
                Counties, Texas, Unlimited Tax Schoolhouse and Refunding Bonds,
                Series 2000:
        4,850    6.000%, 2/15/16 (Pre-refunded to 2/15/10)                            2/10 at 100.00         AAA          5,558,343
          175    6.000%, 2/15/16                                                      2/10 at 100.00         AAA            196,907

          865   Harlingen Housing Finance Corporation, Texas, GNMA/FNMA               9/10 at 105.00         AAA            929,598
                 Single Family Mortgage Revenue Bonds, Series 2000A,
                 6.700%, 9/01/33 (Alternative Minimum Tax)

       20,000   Harris County-Houston Sports Authority, Texas, Junior Lien           11/11 at 100.00         AAA         20,169,200
                 Revenue Refunding Bonds, Series 2001B, 5.250%, 11/15/40 -
                 MBIA Insured

       15,000   Harris County, Texas, Toll Road Senior Lien Revenue Refunding         8/04 at 102.00         AAA         15,478,200
                 Bonds, Series 1994, 5.300%, 8/15/13 (Pre-refunded to
                 8/15/04) - AMBAC Insured

                Harris County Hospital District, Texas, Revenue Refunding
                Bonds, Series 1990:
        3,460    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          3,857,104
        5,940    7.400%, 2/15/10 - AMBAC Insured                                        No Opt. Call         AAA          6,823,456

       19,125   Harris County, Texas, Hospital District, Refunding Revenue            8/10 at 100.00         AAA         21,300,278
                 Bonds, Series 2000, 6.000%, 2/15/15 - MBIA Insured

        1,343   Heart of Texas Housing Finance Corporation, GNMA Collateralized       9/10 at 105.00         Aaa          1,444,679
                 Mortgage Loan Multifamily Housing Revenue Bonds, Parkside
                 Village Project, Series 2000A, 7.400%, 9/20/35 (Alternative
                 Minimum Tax)

        6,000   Houston, Texas, General Obligation Public Improvement Bonds,          3/11 at 100.00         AAA          6,522,120
                 Series 2001B, 5.500%, 3/01/15 - FSA Insured

        9,250   Houston, Texas, Airport System Subordinate Lien Revenue               7/10 at 100.00         AAA          9,586,053
                 Bonds, Series 2000B, 5.500%, 7/01/30 - FSA Insured

        3,400   Lower Colorado River Authority, Texas, Improvement and                5/13 at 100.00         AAA          3,499,756
                 Revenue Refunding Bonds, Series 2003, 5.250%, 5/15/24 -
                 AMBAC Insured

        1,505   Lower Colorado River Authority, Texas, Contract Revenue               5/13 at 100.00         AAA          1,556,968
                 Refunding Bonds, Transmission Services Corporation,
                 Series 2003C, 5.250%, 5/15/23 - AMBAC Insured

        4,000   Tarrant County Health Facilities Development Corporation,            11/10 at 101.00           A          4,330,080
                 Texas, Hospital Revenue Bonds, Adventist Health System/Sunbelt
                 Obligated Group, Series 2000, 6.700%, 11/15/30


                                       16

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$      12,020   Tarrant County Health Facilities Development Corporation, Texas,     12/10 at 105.00         Aaa     $   13,994,165
                 Mortgage Revenue Bonds, GNMA Collateralized Mortgage
                 Loan - Eastview Nursing Home, Ebony Lake Nursing Center,
                 Ft. Stockton Nursing Center, Lynnhaven Nursing Center and
                 Mission Oaks Manor, Series 2000A-1, 7.625%, 12/20/32

        5,000   Tarrant Regional Water District, Texas, Water Revenue                 3/13 at 100.00         AAA          5,328,800
                 Refunding and Improvement Bonds, Series 1999,
                 5.250%, 3/01/17 - FSA Insured

       10,000   Board of Regents of the Texas A&M University, Financing               5/09 at 100.00         AAA         10,432,500
                 System Revenue Bonds, Series 1999, 5.550%, 5/15/29 -
                 MBIA Insured

       25,000   Texas Turnpike Authority, Frist Tier Revenue Bonds, Central             No Opt. Call         AAA          8,271,000
                 Texas Turnpike System, Series 2002A, 0.000%, 8/15/24 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.3%

        2,775   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50         AAA          2,839,408
                 Series 1997F, 5.750%, 7/01/28 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.4%

        3,620   Vermont Housing Finance Agency, Single Family Housing                 6/07 at 101.50         AAA          3,723,315
                 Bonds, Series 1997-9, 5.900%, 5/01/29 (Alternative
                 Minimum Tax) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 0.5%

        4,900   City of Virginia Beach Development Authority, Virginia,              10/14 at 100.00         N/R          4,569,054
                 Multifamily Residential Rental Housing Revenue Bonds,
                 Mayfair I & Mayfair II Apartments Project, Series 1999,
                 7.500%, 10/01/39 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 7.3%

                Public Utility District No. 1 of Chelan County, Washington,
                Chelan Hydro Consolidated System Revenue Bonds,
                Series 1997A:
       11,820    5.650%, 7/01/32 (Alternative Minimum Tax) (Optional                  7/07 at 102.00          AA         12,018,931
                 put 7/01/09) (Mandatory put 7/01/24)
        8,000    5.650%, 7/01/32 (Alternative Minimum Tax) (Optional                  7/07 at 102.00          AA          8,106,480
                 put 7/01/09) (Mandatory put 7/01/27)

        5,000   Snohomish County, Washington, Limited Tax General Obligation         12/11 at 100.00         AAA          5,114,300
                 Bonds, Series 2001, 5.250%, 12/01/26 - MBIA Insured

        4,750   Washington State Healthcare Facilities Authority, Revenue            11/08 at 101.00         Aaa          4,825,050
                 Bonds, Swedish Health Services, Series 1998,
                 5.125%, 11/15/22 - AMBAC Insured

       14,500   Washington Public Power Supply System, Revenue Refunding              7/08 at 102.00         Aaa         15,203,395
                 Bonds, Nuclear Project 2, Series 1998A, 5.000%, 7/01/12

                Washington Public Power Supply System, Nuclear Project 3 Revenue
                Refunding Bonds, Series 1997A:
        5,220    5.250%, 7/01/14 - FSA Insured                                        7/07 at 102.00         AAA          5,579,188
        9,350    5.250%, 7/01/15                                                      7/07 at 102.00         Aaa          9,777,108

        7,775   Washington Public Power Supply System, Nuclear Project 3              7/08 at 102.00         Aaa          8,036,707
                 Revenue Refunding Bonds, Series 1998A, 5.125%, 7/01/18


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 2.5%

                Milwaukee Redevelopment Authority, Wisconsin, Lease
                Revenue Bonds, Public Schools, Series 2003A:
        1,000    5.125%, 8/01/22 - AMBAC Insured                                      8/13 at 100.00         AAA          1,026,760
        1,345    5.125%, 8/01/23                                                      8/13 at 100.00         AAA          1,374,926

        1,000   Wisconsin Health and Educational Facilities Authority, Revenue        7/11 at 100.00          A-          1,051,250
                 Bonds, Agnesian Healthcare, Inc., Series 2001,
                 6.000%, 7/01/21

        2,175   Wisconsin Health and Educational Facilities Authority, Revenue       10/11 at 100.00         BBB          2,229,501
                 Bonds, Carroll College, Inc., Series 2001, 6.125%, 10/01/16

        2,000   Wisconsin Health and Educational Facilities Authority, Revenue        8/13 at 100.00           A          2,012,260
                 Bonds, Wheaton Franciscan Services, Inc., Series 2003A,
                 5.250%, 8/15/25

        9,000   Wisconsin Health and Educational Facilities Authority, Revenue        4/13 at 100.00        BBB+          9,454,320
                 Bonds, Aurora Healthcare, Inc., Series 2003, 6.400%, 4/15/33


                                       17


                            Nuveen Premium Income Municipal Fund, Inc. (NPI) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN (continued)

$       6,025   Wisconsin Health and Educational Facilities Authority, Revenue        9/13 at 100.00          A-     $    6,253,282
                 Bonds, Franciscan Sisters of Christian Charity HealthCare
                 Ministry, Series 2003A, 6.000%, 9/01/22
------------------------------------------------------------------------------------------------------------------------------------
$   1,469,607   Total Long-Term Investments (cost $1,384,905,384) - 152.8%                                            1,429,061,079
=============-----------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 3.3%                                                                     31,453,793
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (56.1)%                                                       (525,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  935,514,872
                ====================================================================================================================


                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                    (WI) Security purchased on a when-issued basis.

                    # On December 9, 2002, UALCorporation, the holding company of United Air Lines, Inc. filed for federal bankruptcy protection. The Adviser determined that it was likely United would not remain current on their interest payment obligations with respect to these bonds and thus has stopped accruing interest.

                                 See accompanying notes to financial statements.


                                       18


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 1.4%

$       8,255   University of South Alabama, Tuition Revenue Bonds,                   3/14 at 100.00         Aaa     $    8,334,661
                 Series 2004, 5.000%, 3/15/24 - FGIC Insured

------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.0%

        2,850   The Industrial Development Authority of the County of                 1/07 at 102.00         AAA          3,268,836
                 Maricopa, Arizona, Multifamily Housing Revenue Bonds,
                 Place Five and the Greenery Apartments Projects,
                 Series 1996A, 6.625%, 1/01/27

        2,945   Pima County Industrial Development Authority, Arizona,                7/04 at 102.00         AAA          3,096,962
                 Lease Obligation Revenue Refunding Bonds, Tucson Electric
                 Power Company Irvington Project, Series 1988A,
                 7.250%, 7/15/10 - FSA Insured

------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 14.9%

                California Educational Facilities Authority, Revenue Refunding
                Bonds, Loyola Marymount University, Series 2001A:
        3,255    0.000%, 10/01/23 - MBIA Insured                                        No Opt. Call         Aaa          1,153,279
        5,890    0.000%, 10/01/24 - MBIA Insured                                        No Opt. Call         Aaa          1,958,778
        7,615    0.000%, 10/01/25 - MBIA Insured                                        No Opt. Call         Aaa          2,359,812

        7,710   California State, General Obligation Veterans Welfare Bonds,         12/08 at 101.00         AAA          8,012,926
                 Series 1997BH, 5.250%, 12/01/12 (Alternative Minimum
                 Tax) - FSA Insured

                California, General Obligation Bonds, Series 2004:
        5,000    5.000%, 4/01/10                                                        No Opt. Call        Baa1          5,328,900
        8,000    5.125%, 2/01/25                                                      2/14 at 100.00        Baa1          7,829,280

        5,690   California Department of Veterans Affairs, Home Purchase              6/12 at 101.00         AAA          5,916,405
                 Revenue Bonds, Series 2002A, 5.300%, 12/01/21 -
                 AMBAC Insured

                California Department of Water Resources, Power Supply
                Revenue Bonds, Series 2002A:
        4,000    6.000%, 5/01/15                                                      5/12 at 101.00          A3          4,424,680
        5,500    5.375%, 5/01/21                                                      5/12 at 101.00          A3          5,672,205

        7,150   California State Public Works Board, Lease Revenue Bonds,            10/04 at 102.00       A3***          7,447,440
                 California State University System Projects, Series 1994A,
                 6.375%, 10/01/19 (Pre-refunded to 10/01/04)

       17,500   California State Public Works Board, Lease Revenue Bonds,            11/04 at 102.00         Aaa         18,347,700
                 Department of Corrections, Soledad II State Prison,
                 Series 1994A, 6.875%, 11/01/14 (Pre-refunded to 11/01/04)

       30,000   Foothill-Eastern Transportation Corridor Agency, California,            No Opt. Call         AAA         12,968,400
                 Toll Road Revenue Bonds, Series 1995A, 0.000%, 1/01/21

                San Francisco Redevelopment Agency, California, Hotel Tax
                Revenue Bonds, Series 1994:
        2,390    6.750%, 7/01/15 (Pre-refunded to 7/01/04) - FSA Insured              7/04 at 102.00         AAA          2,460,290
        5,905    6.750%, 7/01/25 (Pre-refunded to 7/01/04) - FSA Insured              7/04 at 102.00         AAA          6,078,666
          960    6.750%, 7/01/25 - FSA Insured                                        7/04 at 102.00         AAA            986,794

------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 0.8%

        1,700   Centennial Water and Sanitation District, Colorado, Water and        12/14 at 100.00         AAA          1,742,789
                 Sewer Revenue Bonds, Series 2004, 5.000%, 12/01/22
                 (DD, settling 5/03/04) - FGIC Insured

          875   Colorado Housing and Finance Authority, Single Family Program        12/05 at 105.00         Aa2            886,743
                 Senior Bonds, Series 1995D, 7.375%, 6/01/26 (Alternative
                 Minimum Tax)

          400   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A            476,712
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)

        1,700   City and County of Denver, Colorado, Multifamily Housing             10/07 at 102.00         AAA          1,737,145
                 Revenue Bonds, FHA-Insured Mortgage Loan - The Boston
                 Lofts Project, Series 1997A, 5.750%, 10/01/27 (Alternative
                 Minimum Tax)

------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 2.5%

        3,170   Connecticut Housing Finance Authority, Housing Mortgage               5/06 at 102.00         AAA          3,323,111
                 Finance Program Bonds, Series 1996C-2, 6.250%, 11/15/18

                Connecticut, Special Tax Obligation Transportation Infrastructure
                Purpose Bonds, Series 2003B:
        8,310    5.000%, 1/01/21 - FGIC Insured                                       1/14 at 100.00         AAA          8,622,456
        3,000    5.000%, 1/01/24 - FGIC Insured                                       1/14 at 100.00         AAA          3,056,250


                                       19


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 1.7%

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
$      11,720    0.000%, 4/01/27 - MBIA Insured                                        4/11 at 39.61         AAA     $    3,060,209
       13,780    0.000%, 4/01/28 - MBIA Insured                                        4/11 at 37.21         AAA          3,375,824
       15,855    0.000%, 4/01/29 - MBIA Insured                                        4/11 at 35.07         AAA          3,651,565


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 1.7%

        1,700   Miami-Dade County, Florida, Beacon Tradeport Community                5/12 at 102.00          AA          1,775,752
                 Development District, Special Assessment Bonds, Commercial
                 Project, Series 2002A, 5.625%, 5/01/32 - RAAI Insured

        5,000   Dade County, Florida, Aviation Revenue Bonds, Series 1996A,          10/06 at 102.00         AAA          5,362,950
                 5.750%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured

        2,500   Escambia County Health Facilities Authority, Florida, Health         10/08 at 101.00          A3          2,468,425
                 Facility Revenue Bonds, Baptist Hospital and Baptist Manor
                 Refunding, Series 1998, 5.125%, 10/01/19

        1,015   Florida Housing Finance Corporation, Homeowner Mortgage               1/10 at 100.00         AAA          1,055,935
                 Revenue Bonds, Series 2000-11, 5.850%, 1/01/22 (Alternative
                 Minimum Tax) - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 0.6%

          280   Fulton County Housing Authority, Georgia, GNMA                        9/06 at 102.00         AAA            289,710
                 Mortgage-Backed Securities Program Single Family
                 Mortgage Revenue Refunding Bonds, Series 1996A,
                 6.200%, 9/01/27 (Alternative Minimum Tax)

        3,365   Municipal Electric Authority of Georgia, Combustion Turbine          11/13 at 100.00         AAA          3,495,259
                 Revenue Bonds, Series 2003A, 5.000%, 11/01/18 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IDAHO - 1.8%

          800   Idaho Housing Agency, Senior Lien Single Family Mortgage              7/05 at 102.00         Aaa            825,408
                 Bonds, Series 1995F, 6.450%, 7/01/27 (Alternative
                 Minimum Tax)

        3,220   Idaho Housing Finance Agency, FHA-Insured Housing Revenue             6/05 at 102.00         Aa2          3,298,343
                 Bonds, Park Place Project, Series 1995A, 6.500%, 12/01/36
                 (Alternative Minimum Tax)

        3,160   Idaho Housing and Finance Association, GNMA Housing                   3/12 at 105.00         Aaa          3,633,494
                 Revenue Refunding Bonds, Wedgewood Terrace Project,
                 Series 2002A-1, 7.250%, 3/20/37

          850   Idaho Housing and Finance Association, Single Family                  7/06 at 102.00         Aaa            895,025
                 Mortgage Bonds, Series 1996G, 6.350%, 7/01/26
                 (Alternative Minimum Tax)

        1,320   Idaho Housing and Finance Association, Single Family                  1/10 at 100.00         Aa2          1,387,848
                 Mortgage Bonds, Series 2000B, 6.250%, 7/01/22
                 (Alternative Minimum Tax)

        1,235   Idaho Housing and Finance Association, Single Family                  7/10 at 100.00         Aaa          1,261,429
                 Mortgage Bonds, Series 2000E, 5.950%, 7/01/20
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 18.4%

       16,200   Chicago, Illinois, General Obligation Bonds, Series 1995A-1,          1/06 at 102.00         AAA         16,292,988
                 5.125%, 1/01/25 - AMBAC Insured

        1,000   Chicago, Illinois, General Obligation Project and Refunding           7/08 at 102.00         AAA          1,052,430
                 Bonds, Series 1998, 5.250%, 1/01/20 - FGIC Insured

       22,670   Chicago, Illinois, General Obligation Bonds, City Colleges of           No Opt. Call         AAA          7,297,246
                 Chicago Capital Improvement Project, Series 1999,
                 0.000%, 1/01/25 - FGIC Insured

        5,000   Chicago School Reform Board of Trustees of the Chicago Board            No Opt. Call         AAA          2,120,200
                 of Education, Illinois, Unlimited Tax General Obligation Bonds,
                 Dedicated Tax Revenues, Series 1999A, 0.000%, 12/01/20 -
                 FGIC Insured

        1,175   Chicago, Illinois, GNMA Collateralized Multifamily Housing            6/09 at 102.00         Aaa          1,208,570
                 Revenue Bonds, Bryn Mawr/Belle Shores Project,
                 Series 1997, 5.800%, 6/01/23 (Alternative Minimum Tax)

        1,650   Chicago, Illinois, GNMA/FHA Multifamily Housing Revenue               9/13 at 101.00         AAA          1,625,547
                 Bonds, Indiana Manor Townhomes Project, Series 2002A,
                 5.100%, 3/20/44

        3,705   Chicago, Illinois, Tax Increment Allocation Bonds, Read-Dunning       1/07 at 102.00         N/R          3,820,151
                 Redevelopment Project, Series 1996B, 7.250%, 1/01/14

        3,530   Chicago, Illinois, Tax Increment Allocation Bonds, Sanitary           1/07 at 102.00         N/R          3,688,073
                 Drainage and Ship Canal Redevelopment Project,
                 Series 1997A, 7.750%, 1/01/14

        4,865   Cook County Community Consolidated School District 15,                  No Opt. Call         Aaa          2,071,322
                 Palatine, Illinois, General Obligation Bonds, Series 2001,
                 0.000%, 12/01/20 - FGIC Insured


                                       20

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS (continued)

$       6,190   Community High School District No. 219, Niles Township,                 No Opt. Call         Aaa     $    2,637,559
                 Cook County, Illinois, General Obligation Capital Appreciation
                 Bonds, Series 2001, 0.000%, 12/01/20 - MBIA Insured

        2,665   DuPage County Forest Preserve District, Illinois, General               No Opt. Call         AAA          2,907,835
                 Obligation Bonds, Series 2003, 5.250%, 10/01/15

        2,850   City of East Saint Louis, Illinois, Mortgage Revenue Refunding        7/04 at 101.00         AAA          2,891,097
                 Bonds, FHA-Insured Mortgage Loan-Dawson Manor
                 Apartments Section 8 Assisted, Series 1994A,
                 6.500%, 7/01/24 - MBIA Insured

                Illinois Finance Authority, Revenue Bonds, OSF Healthcare
                System, Series 2004:
        2,000    5.250%, 11/15/14 (WI, settling 5/12/04)                              5/14 at 100.00           A          2,091,440
        4,420    5.250%, 11/15/15 (WI, settling 5/12/04)                              5/14 at 100.00           A          4,589,419

        3,000   Illinois Health Facilities Authority, Revenue Refunding Bonds,          No Opt. Call          A+          3,283,890
                 Lutheran General Health System, Series 1993C,
                 6.000%, 4/01/18

        3,000   Illinois Health Facilities Authority, Revenue Bonds, Lake             7/13 at 100.00          A-          3,165,180
                 Forest Hospital, Series 2003, 6.000%, 7/01/33

                Illinois Housing Development Authority, Housing Finance Bonds,
                Series 2000A:
          920    5.750%, 9/01/10 (Alternative Minimum Tax)                            3/10 at 100.00          AA            966,442
        1,245    6.200%, 9/01/20 (Alternative Minimum Tax)                            3/10 at 100.00          AA          1,276,909

       11,000   Illinois, General Obligation Bonds, Illinois FIRST Program,             No Opt. Call         AAA         12,646,810
                 Series 2001, 6.000%, 11/01/26 - FGIC Insured

                Illinois, General Obligation Bonds, Illinois FIRST Program,
                Series 2002:
        9,000    5.250%, 8/01/12 - MBIA Insured                                         No Opt. Call         AAA          9,863,730
        2,000    5.500%, 2/01/18 - FGIC Insured                                       2/12 at 100.00         AAA          2,163,240

        4,020   Community Unit School District No. 220 of the Counties                  No Opt. Call         AAA          4,337,741
                 of Lake, Cook, Kane, and McHenry, Illinois, General Obligation
                 Bonds, Series 2002, 5.250%, 12/01/20 - FSA Insured

                Community Unit School District No. 60, Waukegan, Lake
                County, Illinois, General Obligation Refunding Bonds,
                Series 2001B:
        3,230    0.000%, 11/01/19 - FSA Insured                                         No Opt. Call         Aaa          1,467,098
        1,740    0.000%, 11/01/21 - FSA Insured                                         No Opt. Call         Aaa            696,505

       17,945   McHenry and Kane Counties Community Consolidated School                 No Opt. Call         Aaa          7,023,494
                 District No. 158, Illinois, General Obligation Bonds,
                 Series 2003, 0.000%, 1/01/22 - FGIC Insured

        4,505   McHenry County Community Consolidated School District                 2/09 at 100.00         Aaa          4,940,048
                 No. 047, Crystal Lake, Illinois, General Obligation Refunding
                 Bonds, Series 1999, 5.750%, 2/01/19 - FSA Insured

        2,910   Community High School District Number 154, McHenry                      No Opt. Call         Aaa          1,214,168
                 County, Illinois, Capital Appreciation School Bonds,
                 Series 2001, 0.000%, 1/01/21 - FGIC Insured

        4,540   Metropolitan Pier and Exposition Authority, Illinois,                 6/12 at 101.00         AAA          4,524,428
                 McCormick Place Expansion Project Bonds, Series 2002A,
                 5.000%, 12/15/28 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 3.3%

        1,000   Ball State University Board of Trustees, Indiana, Ball State          1/12 at 100.00         AAA          1,103,770
                 University Student Fee Revenue Bonds, Series 2002K,
                 5.750%, 7/01/20 - FGIC Insured

        6,031   Greenfield, Indiana, GNMA Multifamily Housing Revenue                12/05 at 105.00         Aaa          6,200,290
                 Bonds, Pedcor Investments Project, Series 1996A,
                 6.200%, 12/01/28 (Alternative Minimum Tax)

        2,875   Indiana Bond Bank, State Revolving Fund Program Bonds,                2/05 at 102.00         AAA          3,049,800
                 Guarantee Revenue Bonds, Series 1995A, 6.750%, 2/01/17
                 (Pre-refunded to 2/01/05)

        3,500   Indiana Bond Bank, Special Program Bonds, City of East                2/10 at 101.00         AAA          3,902,045
                 Chicago Facilities Building Corporation Project, Series 2000A,
                 6.125%, 2/01/25 - AMBAC Insured

        5,000   Indiana Transportation Finance Authority, Highway Revenue            12/10 at 100.00         Aa2          5,137,750
                 Bonds, Series 2000, 5.375%, 12/01/25

        1,000   Shelbyville Elementary School Building Corporation, Shelby            7/11 at 100.00         AAA          1,035,290
                 County, Indiana, First Mortgage Bonds, Series 2001,
                 5.000%, 7/05/18 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 3.6%

       10,000   Iowa Finance Authority, Hospital Facilities Revenue Bonds,            7/08 at 102.00         AAA         10,046,500
                 Iowa Health System, Series 1998A, 5.125%, 1/01/28 -
                 MBIA Insured

                Iowa Tobacco Settlement Authority, Tobacco Settlement
                Asset-Backed Revenue Bonds, Series 2001B:
        7,000    5.300%, 6/01/25                                                      6/11 at 101.00         BBB          5,877,060
        7,300    5.600%, 6/01/35                                                      6/11 at 101.00         BBB          5,830,875


                                       21


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 0.2%

$         660   Johnson County, Kansas, Single Family Mortgage Revenue                5/04 at 103.00         Aa2     $      671,900
                 Refunding Bonds, Series 1994, 7.100%, 5/01/12

          315   Sedgwick and Shawnee Counties, Kansas, GNMA Collateralized              No Opt. Call         Aaa            317,271
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1994A-1, 7.900%, 5/01/24 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 4.0%

        1,145   Bossier Public Trust Financing Authority, Louisiana, Single           8/05 at 102.00         AAA          1,127,115
                 Family Mortgage Revenue Refunding Bonds, Series 1995B,
                 6.125%, 8/01/28

        5,045   East Baton Rouge Parish Mortgage Finance Authority,                  10/05 at 102.00         Aaa          5,056,099
                 Louisiana, GNMA/FNMA Mortgage-Backed Securities
                 Program, Single Family Mortgage Revenue Bonds,
                 Series 1994C, 6.350%, 10/01/28 (Alternative Minimum Tax)

        7,070   Ernest N. Morial-New Orleans Exhibition Hall Authority,               7/14 at 101.00         AAA          7,102,663
                 Louisiana, Special Tax Revenue Bonds, Senior Subordinate
                 Series 2004, 5.000%, 7/15/24 - AMBAC Insured

        3,230   Jefferson Sales Tax District, Jefferson Parish, Louisiana,           12/12 at 100.00         AAA          3,385,589
                 Special Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/21 - AMBAC Insured

        3,670   New Orleans Home Mortgage Authority, Louisiana,                       6/05 at 102.00         Aaa          3,756,869
                 GNMA/FNMA Single Family Mortgage Revenue Bonds,
                 Series 1995A, 6.300%, 6/01/28 (Alternative Minimum Tax)

        3,665   Orleans Levee District, Louisiana, Levee District General            12/05 at 103.00         AAA          3,991,991
                 Obligation Bonds, Series 1986, 5.950%, 11/01/15 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 0.2%

        1,390   Maryland Health and Higher Educational Facilities Authority,          7/14 at 100.00           A          1,430,185
                 Revenue Bonds, LifeBridge Health System, Series 2004A,
                 5.250%, 7/01/19


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 5.6%

                Massachusetts, General Obligation Bonds, Consolidated Loan,
                Series 2002E:
       11,400    5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured              1/13 at 100.00         AAA         12,473,994
        1,850    5.250%, 1/01/21 (Pre-refunded to 1/01/13) - FSA Insured              1/13 at 100.00         AAA          2,024,289

        3,130   Massachusetts Development Finance Agency, Pioneer Valley                No Opt. Call         N/R          3,311,634
                 Resource Recovery Revenue Bonds, Eco/Springfield LLC
                 Project, Series 2000A, 8.375%, 7/01/14 (Alternative
                 Minimum Tax)

        2,750   Massachusetts Health and Educational Facilities Authority,            5/12 at 100.00         AAA          2,744,610
                 Revenue Bonds, New England Medical Center Hospitals,
                 Series 2002H, 5.000%, 5/15/25 - FGIC Insured

        9,175   Massachusetts Health and Educational Facilities Authority,           10/11 at 101.00          AA          9,654,944
                 Revenue Bonds, Berkshire Health System, Series 2001E,
                 5.700%, 10/01/25 - RAAI Insured

        3,605   Massachusetts Water Resources Authority, General Revenue             12/04 at 102.00         AAA          3,726,741
                 Bonds, Series 1993C, 5.250%, 12/01/20 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 2.7%

                Grand Rapids and Kent County Joint Building Authority, Michigan,
                Limited Tax General Obligation Bonds, Devos Place Project,
                Series 2001:
        7,660    0.000%, 12/01/21                                                       No Opt. Call         AAA          3,121,680
        7,955    0.000%, 12/01/22                                                       No Opt. Call         AAA          3,036,264
        8,260    0.000%, 12/01/23                                                       No Opt. Call         AAA          2,939,073
        8,575    0.000%, 12/01/24                                                       No Opt. Call         AAA          2,848,872
        8,900    0.000%, 12/01/25                                                       No Opt. Call         AAA          2,768,256

        2,000   Michigan State Hospital Finance Authority, Revenue Refunding          8/04 at 101.00         Ba3          1,823,920
                 Bonds, Detroit Medical Center Obligated Group, Series 1993A,
                 6.375%, 8/15/09


------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 4.3%

        6,995   Champlin, Minnesota, GNMA Guaranteed Senior Housing                   6/12 at 105.00         Aaa          7,052,779
                 Revenue Bonds, Champlin Shores Senior Living Center,
                 Series 2002A, 3.000%, 12/20/43

                Minneapolis/St. Paul Housing and Redevelopment Authority,
                Minnesota, Revenue Bonds, HealthPartners, Inc. Project,
                Series 2003:
        1,000    6.000%, 12/01/18                                                    12/13 at 100.00        BBB+          1,055,490
        1,050    5.875%, 12/01/29                                                    12/13 at 100.00        BBB+          1,062,212


                                       22

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA (continued)
$       3,000   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA     $    3,057,900
                 Minnesota, Subordinate Airport Revenue Bonds, Series 2001C,
                 5.250%, 1/01/26 - FGIC Insured

        2,400   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          2,451,384
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25 - FGIC Insured

        1,630   Minnesota Housing Finance Agency, Single Family Mortgage              7/09 at 100.00         AA+          1,667,017
                 Bonds, Series 2000C, 6.100%, 7/01/30 (Alternative Minimum Tax)

        2,310   Minnesota Housing Finance Agency, Rental Housing Bonds,               2/05 at 102.00         AAA          2,372,278
                 Series 1995D, 5.950%, 2/01/18 - MBIA Insured

        1,485   Minnesota Housing Finance Agency, Single Family Mortgage              1/06 at 102.00         AA+          1,530,352
                 Bonds, Series 1996G, 6.250%, 7/01/26 (Alternative Minimum Tax)

        2,045   Minnesota Housing Finance Agency, Single Family Remarketed            1/11 at 101.00         AA+          2,167,536
                 Mortgage Bonds, Series 1998H-2,  6.050%, 7/01/31 (Alternative
                 Minimum Tax)

        1,620   Saint Louis Park, Minnesota, Revenue Bonds, Park Nicollet             7/14 at 100.00          A-          1,663,675
                 Health Services, Series 2003B, 5.500%, 7/01/25

        2,000   Southern Minnesota Municipal Power Agency, Power Supply               7/04 at 101.00         Aaa          2,048,000
                 System Revenue Bonds, Series 1992B, 5.750%, 1/01/11


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 6.4%

        9,000   Kansas City, Missouri, General Improvement Airport Revenue            9/12 at 100.00         AAA          9,576,900
                 Bonds, Series 2003B, 5.250%, 9/01/17 - FGIC Insured

        6,445   Missouri, Water Pollution Control Revenue Refunding Bonds,           10/12 at 100.00         AAA          6,732,834
                 Series 2002B, 5.000%, 10/01/18

        4,095   Missouri, General Obligation Refunding Bonds, Fourth State           10/12 at 100.00         AAA          4,277,883
                 Building, Series 2002A, 5.000%, 10/01/18

                Missouri Health and Educational Facilities Authority, Revenue
                Bonds, SSM Healthcare System, Series 2001A:
        2,500    5.250%, 6/01/21 - AMBAC Insured                                      6/11 at 101.00         AAA          2,592,350
        2,000    5.250%, 6/01/28 - AMBAC Insured                                      6/11 at 101.00         AAA          2,031,640

        2,500   Missouri Health and Educational Facilities Authority, Revenue         5/13 at 100.00          AA          2,525,175
                 Bonds, BJC Health System, Series 2003, 5.125%, 5/15/24

        1,200   Missouri Health and Educational Facilities Authority, Revenue         2/14 at 100.00        BBB+          1,209,096
                 Bonds, Lake Regional Health System, Series 2003,
                 5.125%, 2/15/18

        5,500   St. Louis County Industrial Development Authority, Missouri,          6/04 at 101.00         N/R          5,516,995
                 Revenue Bonds, Kiel Center Multipurpose Arena, Series 1992,
                 7.625%, 12/01/09 (Alternative Minimum Tax)

                St. Louis, Missouri, Airport Revenue Bonds, Airport Development
                Program, Series 2001A:
        2,200    5.125%, 7/01/22 - MBIA Insured                                       7/11 at 100.00         AAA          2,245,056
        2,500    5.000%, 7/01/26 - MBIA Insured                                       7/11 at 100.00         AAA          2,491,525


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 0.3%

        1,470   Municipal Energy Agency of Nebraska, Power Supply System              4/13 at 100.00         AAA          1,527,756
                 Revenue Bonds, Series 2003A, 5.250%, 4/01/23 - FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.8%

        5,795   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          5,860,484
                 Improvement Revenue Bonds, Series 2003, 5.000%, 7/01/23 -
                 AMBAC Insured

        4,000   Clark County, Nevada, Industrial Development Revenue Bonds,           6/04 at 100.00         AAA          4,100,000
                 Nevada Power Company Project, Series 1992A,
                 6.700%, 6/01/22 (Alternative Minimum Tax) - FGIC Insured

       10,410   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         11,299,326
                 Bonds, Series 2002C, 5.500%, 6/15/18 - MBIA Insured

        7,315   Washoe County School District, Nevada, General Obligation               No Opt. Call         AAA          8,190,093
                 Refunding Bonds, Series 2002B, 5.500%, 6/01/17 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.6%

        5,615   Essex County Improvement Authority, New Jersey, Lease                12/13 at 100.00         Aaa          5,888,619
                 Revenue Bonds, Series 2003, 5.125%, 12/15/20 - FSA Insured

        4,310   New Jersey Housing and Mortgage Finance Agency, Multifamily          11/07 at 101.50         AAA          4,379,520
                 Housing Revenue Bonds, Series 1997A, 5.650%, 5/01/40
                 (Alternative Minimum Tax) - AMBAC Insured


                                       23


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY (continued)

$       3,400   New Jersey Transportation Trust Fund Authority, Transportation        6/13 at 100.00         AA-     $    3,653,266
                 System Bonds, Series 2003C, 5.500%, 6/15/22

        3,000   New Jersey Turnpike Authority, Turnpike Revenue Bonds,                  No Opt. Call           A          3,450,630
                 Series 1991C, 6.500%, 1/01/09

        1,000   Toms River Board of Education, New Jersey, General Obligation         7/07 at 100.00         AAA          1,106,270
                 Bonds, Series 1997, 5.750%, 7/15/21 (Pre-refunded to
                 7/15/07) - FGIC Insured

        3,620   The Union County Utilities Authority, New Jersey, Solid Waste         6/08 at 101.00         AAA          3,664,598
                 Facility Subordinated Lease Revenue Bonds, Ogden Martin
                 Systems of Union, Inc. Lessee, Series 1998A, 5.350%, 6/01/23
                 (Alternative Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEW MEXICO - 0.3%

        1,820   New Mexico Mortgage Finance Authority, Single Family                  7/05 at 102.00         AAA          1,877,385
                 Mortgage Program Bonds, Series 1995E-2, 6.300%, 7/01/17
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 19.4%

        2,375   Long Island Power Authority, New York, Electric System                6/08 at 101.00         AAA          2,436,251
                 General Revenue Bonds, Series 1998A, 5.125%, 12/01/22 -
                 FSA Insured

       11,130   New York City, New York, General Obligation Bonds,                    3/06 at 101.50           A         11,857,123
                 Fiscal Series 1996I, 5.875%, 3/15/18

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1997I:
        8,620    6.250%, 4/15/27 (Pre-refunded to 4/15/07)                            4/07 at 101.00         Aaa          9,687,587
        3,400    6.250%, 4/15/27                                                      4/07 at 101.00           A          3,716,948

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1996J-1:
        1,415    5.875%, 2/15/19 (Pre-refunded to 2/15/06)                            2/06 at 101.50        A***          1,536,322
        7,585    5.875%, 5/15/19                                                      2/06 at 101.50           A          8,064,979
        3,820    5.500%, 2/15/26                                                      2/06 at 101.50           A          3,843,646

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1996F:
        6,145    7.000%, 2/01/06                                                        No Opt. Call        A***          6,692,335
        7,220    7.000%, 2/01/06                                                        No Opt. Call           A          7,816,011

        1,370   New York City Municipal Water Finance Authority, New York,            6/07 at 101.00         AAA          1,425,636
                 Water and Sewer System Revenue Bonds, Fiscal
                 Series 1997B, 5.500%, 6/15/27 - MBIA Insured

        3,150   New York City Municipal Water Finance Authority, New York,            6/05 at 101.00         AAA          3,338,528
                 Water and Sewer System Revenue Bonds, Fiscal Series 1996A,
                 5.875%, 6/15/25 (Pre-refunded to 6/15/05) - MBIA Insured

        4,000   New York City Trust for Cultural Resources, New York, Revenue         4/07 at 101.00         AAA          4,235,960
                 Bonds, American Museum of Natural History, Series 1997A,
                 5.650%, 4/01/27 - MBIA Insured

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2004B:
        6,875    5.000%, 8/01/23                                                      8/13 at 100.00         AA+          6,983,969
        7,260    5.000%, 8/01/24                                                      8/13 at 100.00         AA+          7,331,801

        2,500   New York City Transitional Finance Authority, New York,               2/14 at 100.00         AA+          2,555,000
                 Future Tax Secured Bonds, Fiscal 2004 Series C,
                 5.000%, 2/01/22

                Dormitory Authority of the State of New York, Revenue Bonds,
                Marymount Manhattan College, Series 1999:
        1,975    6.375%, 7/01/16 - RAAI Insured                                       7/09 at 101.00          AA          2,175,482
        2,080    6.375%, 7/01/17 - RAAI Insured                                       7/09 at 101.00          AA          2,291,141

        7,635   New York State Medical Care Facilities Finance Agency,                5/05 at 102.00      AA-***          8,128,221
                 Revenue Bonds, Mercy Medical Center - Rockville,
                 Series 1995A, 5.875%, 11/01/15 (Pre-refunded to 5/01/05)

                New York State Municipal Bond Bank Agency, Special School
                Purpose Revenue Bonds, Series 2003C:
        6,000    5.250%, 6/01/20                                                      6/13 at 100.00          A+          6,194,460
        5,100    5.250%, 6/01/21                                                      6/13 at 100.00          A+          5,250,144

        6,250   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          7,015,375
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured

                New York Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        3,400    5.500%, 6/01/16                                                      6/10 at 100.00         AA-          3,609,780
        2,000    5.500%, 6/01/19                                                      6/13 at 100.00         AA-          2,140,800


                                       24

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 1.6%

$       2,550   Cumberland County, North Carolina, Hospital Facility Revenue         10/09 at 101.00          A-     $    2,608,829
                 Bonds, Cumberland County Hospital System, Inc., Cape Fear
                 Valley Health System, Series 1999, 5.250%, 10/01/19

        2,480   Durham Urban Redevelopment Authority, North Carolina,                 8/07 at 105.00         AAA          2,626,394
                 FHA Insured Mortgage Loan Revenue Bonds, Durham Hosiery
                 Mill Project, Series 1987, 7.500%, 8/01/29 (Alternative
                 Minimum Tax)

          975   North Carolina Housing Finance Agency, Single Family                  3/06 at 102.00          AA          1,006,346
                 Revenue Bonds, Series 1996JJ, 6.450%, 9/01/27 (Alternative
                 Minimum Tax)

                North Carolina Infrastructure Finance Corporation, Certificates of
                Participation, Correctional Facilities, Series 2004A:
        1,250    5.000%, 2/01/21                                                      2/14 at 100.00         AA+          1,281,438
        2,445    5.000%, 2/01/22                                                      2/14 at 100.00         AA+          2,489,230


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.6%

        3,100   North Dakota Housing Finance Agency, Home Mortgage Finance            7/10 at 100.00         Aa3          3,236,369
                 Program Bonds, Series 2000C, 6.150%, 7/01/31 (Alternative
                 Minimum Tax)

          345   North Dakota Housing Finance Agency, Home Mortgage Finance            1/07 at 102.00         Aa2            358,693
                 Program Bonds, Series 1996B, 6.400%, 1/01/28 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 5.0%

                Franklin County, Ohio, Hospital Revenue Bonds, OhioHealth
                Corporation, Series 2003C:
        2,330    5.250%, 5/15/17 - MBIA Insured                                       5/13 at 100.00         AAA          2,457,707
        4,105    5.250%, 5/15/18 - MBIA Insured                                       5/13 at 100.00         AAA          4,308,198

        2,000   Ohio Housing Finance Agency, Multifamily Housing Mortgage             1/08 at 102.00         Aa2          2,024,820
                 Revenue Bonds, FHA-Insured Mortgage Loan- Courtyards of
                 Kettering Project, Series 1998B-1, 5.550%, 1/01/40
                 (Alternative Minimum Tax)

        3,595   Ohio Municipal Electric Generation Agency, Beneficial Interest        2/14 at 100.00         AAA          3,697,098
                 Certificates, Joint Venture 5, Belleville Hydroelectric Project,
                 American Municipal Power Ohio, Inc., Series 2004,
                 5.000%, 2/15/20 - AMBAC Insured

        5,000   Ohio Water Development Authority, Collateralized Water                8/04 at 100.00        BBB-          5,022,300
                 Revenue Refunding Bonds, Dayton Power and Light Company,
                 Series 1992A, 6.400%, 8/15/27

        6,650   Ohio Water Development Authority, Solid Waste Disposal                9/08 at 102.00         N/R          6,183,636
                 Revenue Bonds, Bay Shore Power, Series 1998A,
                 5.875%, 9/01/20 (Alternative Minimum Tax)

        6,800   Ohio Water Development Authority, Solid Waste Disposal                9/09 at 102.00         N/R          6,830,532
                 Revenue Bonds, Bay Shore Power, Series 1998B,
                 6.625%, 9/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 0.8%

        5,000   Oklahoma Student Loan Authority, Student Loan Revenue Bonds,          6/11 at 102.00         AAA          5,097,650
                 Senior Lien Series 2001A-1, 5.625%, 6/01/31 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                OREGON - 1.5%

          705   Oregon, General Obligation Elderly and Disabled Housing Bonds,        8/04 at 100.00         AA-            713,108
                 Series 1992B, 6.375%, 8/01/24

        1,785   Oregon, General Obligation Veterans Welfare Bonds, Series 75,        10/05 at 102.00         Aa3          1,835,016
                 6.000%, 4/01/27

        4,600   Oregon Department of Administrative Services, State Lottery             No Opt. Call         AAA          4,987,182
                 Revenue Bonds, Series 2004A, 5.000%, 4/01/14 - FSA Insured

          220   State of Oregon, Housing and Community Services Department,           1/10 at 100.00         Aa2            221,580
                 Mortgage Revenue Bonds, Single Family Mortgage Program,
                 Series 2000F, 6.250%, 7/01/28 (Alternative Minimum Tax)

        1,380   Portland, Oregon, Limited Tax Improvement Bonds, Series 1996A,        6/06 at 100.00         Aa2          1,464,649
                 5.550%, 6/01/16


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.6%

        2,400   Beaver County Industrial Development Authority, Pennsylvania,         7/05 at 102.00           A          2,592,960
                 Collateralized Pollution Control Revenue Refunding Bonds, The
                 Cleveland Electric Illuminating Company, Beaver Valley Project,
                 Series 1995A, 7.750%, 7/15/25 - ACA Insured

        1,050   Delaware Valley Regional Finance Authority, Pennsylvania, Local         No Opt. Call         AAA          1,149,792
                 Government Revenue Bonds, Series 1997B, 5.700%, 7/01/27 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 0.2%

        1,375   Puerto Rico Electric Power Authority, Power Revenue Bonds,            7/05 at 100.00          A-          1,413,033
                 Series 1995X, 5.500%, 7/01/25


                                       25


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 0.2%

$       1,055   Rhode Island Health and Educational Building Corporation,             3/12 at 101.00          AA     $    1,057,796
                 Revenue Refunding Bonds, Salve Regina University,
                 Series 2002, 5.000%, 3/15/19 - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 11.3%

       14,000   Berkeley County School District, South Carolina, Installment         12/13 at 100.00          A-         13,990,620
                 Purchase Revenue Securing Assets for Education, Series 2003,
                 5.250%, 12/01/24

       15,445   Greenville County School District, South Carolina, Installment       12/12 at 101.00         AA-         16,973,128
                 Purchase Revenue Bonds, Series 2002, 5.875%, 12/01/17

        2,500   Greenville, South Carolina, Hospital Facilities Revenue Refunding     5/13 at 100.00         AAA          2,500,900
                 Bonds, Series 2003A, 5.000%, 5/01/25 - AMBAC Insured

        2,135   Lexington County School District 4, South Carolina, Certificates      7/04 at 102.00     Baa2***          2,198,538
                 of Participation, Series 1994, 7.000%, 7/01/12 (Pre-refunded to 7/01/04)

        7,600   Piedmont Municipal Power Agency, South Carolina, Electric             7/04 at 100.00         AAA          6,621,348
                 Revenue Refunding Bonds, Series 1991, 4.000%, 1/01/23 -
                 MBIA Insured

        6,000   South Carolina JOBS Economic Development Authority, Revenue          11/12 at 100.00          A-          5,918,460
                 Bonds, Bon Secours Health System, Inc., Series 2002A,
                 5.625%, 11/15/30

                South Carolina JOBS Economic Development Authority, Hospital
                Revenue Bonds, Palmetto Health Alliance, Series 2003C:
        1,500    6.875%, 8/01/27                                                      8/13 at 100.00         BBB          1,616,265
        5,000    6.375%, 8/01/34                                                      8/13 at 100.00         BBB          5,182,800

       15,000   Tobacco Settlement Revenue Management Authority, South                5/11 at 101.00         BBB         13,872,600
                 Carolina, Tobacco Settlement Asset-Backed Bonds,
                 Series 2001B, 6.000%, 5/15/22


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH DAKOTA - 1.6%

        9,860   South Dakota Building Authority, Revenue Bonds, Series 1992,          9/04 at 100.00         AAA         10,042,509
                 6.700%, 9/01/17 (Pre-refunded to 9/01/04) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.3%

        1,500   Memphis-Shelby County Airport Authority, Tennessee, Airport           3/10 at 101.00         AAA          1,634,280
                 Revenue Bonds, Series 1999D, 6.000%, 3/01/19 (Alternative
                 Minimum Tax) - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 12.2%

        4,000   Austin, Texas, Airport System Prior Lien Revenue Bonds,              11/13 at 100.00         AAA          4,264,120
                 Series 2003, 5.250%, 11/15/16 - MBIA Insured

        2,290   City of Austin, Texas, Town Lake Park Community Events Center        11/09 at 100.00         AAA          2,521,679
                 Venue Project Bonds, Series 1999, 6.000%, 11/15/25 -
                 FGIC Insured

        5,000   Brazos River Authority, Texas, Pollution Control Revenue              5/08 at 102.00         AAA          5,586,250
                 Refunding Bonds, Texas Utilities Electric Company Project,
                 Series 1998A, 5.550%, 5/01/33 (Alternative Minimum Tax)
                 (Pre-refunded to 5/01/08) - AMBAC Insured

        5,000   Brazos River Authority, Texas, Pollution Control Revenue Bonds,       4/08 at 102.00         AAA          5,579,750
                 Texas Utilities Electric Company Project, Series 1995C,
                 5.550%, 6/01/30 (Alternative Minimum Tax) (Pre-refunded
                 to 4/01/08) - MBIA Insured

        5,110   Brazos River Authority, Texas, Pollution Control Revenue              4/13 at 101.00         BBB          5,839,759
                 Refunding Bonds, TXU Electric Company Project, Series 1999C,
                 7.700%, 3/01/32 (Alternative Minimum Tax)

       10,000   Brazos River Harbor Navigation District, Brazoria County, Texas,      5/12 at 101.00          A-         10,907,100
                 Environmental Facilities Revenue Bonds, Dow Chemical
                 Company Project, Series 2002A-6, 6.250%, 5/15/33 (Alternative
                 Minimum Tax) (Mandatory put 5/15/17)

        3,345   City of Fort Worth, Texas, Water and Sewer Revenue Bonds,             2/12 at 100.00          AA          3,654,078
                 Series 2001, 5.625%, 2/15/19

        5,000   Gulf Coast Industrial Development Authority, Texas, Waste             6/08 at 102.00         BBB          4,903,350
                 Disposal Revenue Bonds, Valero Refining and Marketing
                 Company Project, Series 1997, 5.600%, 12/01/31 (Alternative
                 Minimum Tax)

        2,800   Harris County-Houston Sports Authority, Texas, Senior Lien           11/11 at 100.00         AAA          2,842,588
                 Revenue Bonds, Series 2001G, 5.250%, 11/15/30 -
                 MBIA Insured


                                       26

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

                Harris County Health Facilities Development Corporation, Texas,
                Hospital Revenue Bonds, Memorial Hermann Healthcare System,
                Series 2004A:
$       1,000    5.000%, 12/01/20                                                    12/14 at 100.00           A     $      996,050
        1,000    5.000%, 12/01/21                                                    12/14 at 100.00           A            990,150
        2,500    5.125%, 12/01/22                                                    12/14 at 100.00           A          2,485,075

          510   Hidalgo County Housing Finance Corporation, Texas, GNMA/FNMA         10/04 at 102.00         Aaa            514,677
                 Collateralized Single Family Mortgage Revenue Bonds,
                 Series 1994A, 7.000%, 10/01/27 (Alternative Minimum Tax)

       10,850   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA          3,353,193
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/25 - AMBAC Insured

        6,185   Keller Independent School District, Tarrant County, Texas,            8/11 at 100.00         AAA          6,306,412
                 Unlimited Tax General Obligation Refunding Bonds,
                 Series 2001, 5.250%, 8/15/26

        1,760   Laredo, Texas, Sports Venue Sales Tax Revenue Bonds,                  3/09 at 100.00         AAA          1,937,637
                 Series 2001, 5.750%, 3/15/16 - FGIC Insured

        2,000   Pearland Independent School District, Brazoria County, Texas,         2/11 at 100.00         AAA          2,072,600
                 Unlimited Tax Schoolhouse Bonds, Series 2001A,
                 5.250%, 2/15/22

        3,935   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA          3,966,401
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26

        3,900   State of Texas, General Obligation Bonds, Veterans Housing           12/11 at 101.00         Aa1          3,933,150
                 Assistance Program Fund II, Series 2001C-1, 5.200%, 12/01/21
                 (Alternative Minimum Tax)

        6,945   Weatherford Independent School District, Parker County, Texas,         2/11 at 44.73         AAA          2,116,003
                 Unlimited Tax School Building and Refunding Bonds,
                 Series 2001, 0.000%, 2/15/25


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 0.8%

          545   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/04 at 102.00         AAA            547,556
                 Series 1994B, 6.450%, 7/01/14

          395   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/07 at 101.50         AAA            411,112
                 Series 1997E-2, 5.875%, 1/01/19 (Alternative Minimum Tax)

          705   Utah Housing Finance Agency, Single Family Mortgage Bonds,            1/09 at 101.50         AAA            737,909
                 Series 1997C, 5.600%, 7/01/18 (Alternative Minimum Tax)

        3,000   Weber County Municipal Building Authority, Utah, Lease Revenue       12/04 at 102.00         Aaa          3,176,610
                 Bonds, Series 1994, 7.500%, 12/15/19 (Pre-refunded to
                 12/15/04) - RAAI Insured


------------------------------------------------------------------------------------------------------------------------------------
                VERMONT - 0.9%

        5,635   Vermont Housing Finance Agency, Single Family Housing Bonds,          5/04 at 101.00          A+          5,767,704
                 Series 1992-4, 6.400%, 11/01/25


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 10.2%

       15,000   Chelan County Public Utility District 1, Washington, Hydro            7/12 at 100.00         AAA         15,312,900
                 Consolidated System Revenue Bonds, Series 2002A,
                 5.450%, 7/01/37 (Alternative Minimum Tax) - AMBAC Insured

        7,500   Energy Northwest, Washington, Electric Revenue Refunding              7/12 at 100.00         AAA          8,245,800
                 Bonds, Columbia Generating Station, Series 2002C,
                 5.750%, 7/01/17 - MBIA Insured

        5,000   Energy Northwest, Washington, Electric Revenue Refunding              7/13 at 100.00         Aaa          5,448,400
                 Bonds, Nuclear Project 1, Series 2003A, 5.500%, 7/01/16

        7,635   Public Hospital District No. 2, King County, Washington,              6/11 at 101.00         AAA          7,540,631
                 Limited Tax General Obligation Bonds, Evergreen Healthcare,
                 Series 2001A, 5.000%, 12/01/30 - AMBAC Insured

       10,080   King County School District No. 401, Highline, Washington,            6/12 at 100.00         AAA         10,993,954
                 General Obligation Bonds, Series 2002, 5.500%, 12/01/16 -
                 FGIC Insured

        6,965   Port of Seattle, Washington, Revenue Bonds, Series 1999A,             9/12 at 100.00         AAA          7,214,066
                 5.250%, 9/01/22 - FGIC Insured

        2,500   Snohomish County, Washington, Limited Tax General Obligation         12/11 at 100.00         AAA          2,568,150
                 Bonds, Series 2001, 5.125%, 12/01/22 - MBIA Insured

        4,905   State of Washington, Various Purpose General Obligation               1/09 at 100.00         Aa1          5,011,291
                Bonds, Series 1999B, 5.000%, 1/01/19


                                       27


                            Nuveen Premium Income Municipal Fund 2, Inc. (NPM) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WEST VIRGINIA - 2.1%

$       7,000   Harrison County Commission, West Virginia, Solid Waste                5/04 at 101.00         AAA     $    7,092,190
                 Disposal Revenue Bonds, Potomac Edison Company, Harrison
                 Station Project, Series 1993B, 6.250%, 5/01/23 (Alternative
                 Minimum Tax) - AMBAC Insured

        5,000   Mason County, West Virginia, Pollution Control Revenue Bonds,        10/11 at 100.00         BBB          4,962,600
                 Appalachian Power Company Project, Series 2003L,
                 5.500%, 10/01/22

        1,000   Pleasants County, West Virginia, Pollution Control Revenue            4/09 at 101.00         AAA          1,025,040
                 Bonds, West Penn Power Company Pleasants Station Project,
                 Series 1999E, 5.500%, 4/01/29 (Alternative Minimum Tax) -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.2%

        3,215   Wisconsin Health and Educational Facilities Authority, Revenue        2/07 at 102.00         AAA          3,447,830
                 Bonds, Marshfield Clinic Project, Series 1997,
                 5.625%, 2/15/17 - MBIA Insured

        4,000   Wisconsin Health and Educational Facilities Authority, Revenue        2/09 at 101.00        BBB+          3,918,280
                 Bonds, Aurora Health Care, Inc., Series 1999A, 5.600%, 2/15/29
------------------------------------------------------------------------------------------------------------------------------------
$   1,051,181   Total Long-Term Investments (cost $918,172,048) - 154.6%                                                944,750,667
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.2%

        3,000   Idaho Health Facilities Authority, Revenue Bonds, St. Luke's                                A-1+          3,000,000
                 Regional Medical Center, Variable Rate Demand Obligations,
                 Series 2000, 1.100%, 7/01/30 - FSA Insured+

        2,000   Montgomery County Public Building Authority, Tennessee,                                   VMIG-1          2,000,000
                 Pooled Financing Adjustable Revenue Bonds, County Loan
                 Pool Program, Series 2002, 1.110%, 4/01/32+

        2,000   Puerto Rico Government Development Bank, Adjustable                                          A-1          2,000,000
                 Refunding Bonds, Variable Rate Demand Obligations,
                 Series 1985, 1.030%, 12/01/15 - MBIA Insured+
------------------------------------------------------------------------------------------------------------------------------------
$       7,000   Total Short-Term Investments (cost $7,000,000)                                                            7,000,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $925,172,048) - 155.8%                                                          951,750,667
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 1.0%                                                                      6,311,909
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (56.8)%                                                       (347,000,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  611,062,576
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    (DD) Security purchased on a delayed delivery basis.

                    (WI) Security purchased on a when-issued basis.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.

                                       28


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT)
                            Portfolio of
                                    INVESTMENTS April 30, 2004 (Unaudited)
    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ALABAMA - 3.7%

$         975   Alabama Higher Education Loan Corporation, Student Loan                 No Opt. Call         AAA     $      988,514
                 Revenue Refunding Bonds, Series 1994D, 5.850%, 9/01/04
                 (Alternative Minimum Tax) - FSA Insured

        2,395   Alabama Housing Finance Authority, Multifamily Housing                2/11 at 102.00         AAA          2,399,335
                 Revenue Bonds, South Bay Apartments Project, Series 2000K,
                 5.950%, 2/01/33 (Alternative Minimum Tax)

       11,745   Alabama Special Care Facilities Financing Authority of               11/05 at 101.00         Aaa         11,974,615
                 Birmingham, Hospital Revenue Bonds, Daughter's of Charity
                 National Health System - Providence Hospital and
                 St. Vincent's Hospital, Series 1995, 5.000%, 11/01/25

        5,150   Alabama 21st Century Authority, Tobacco Settlement Revenue           12/11 at 101.00          A-          5,185,535
                 Bonds, Series 2001, 5.750%, 12/01/16


------------------------------------------------------------------------------------------------------------------------------------
                ALASKA - 0.6%

        3,065   Alaska Municipal Bond Bank Authority, General Obligation             12/13 at 100.00         AAA          3,140,246
                 Bonds, Series 2003E, 5.250%, 12/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARIZONA - 1.6%

        5,000   Arizona Tourism and Sports Authority, Tax Revenue Bonds,              7/13 at 100.00         Aaa          5,005,100
                 Multipurpose Stadium Facility Project, Series 2003A,
                 5.000%, 7/01/31 - MBIA Insured

        3,750   Salt River Project Agricultural Improvement and Power District,      12/13 at 100.00         AAA          3,898,988
                 Arizona, Electric System Revenue Bonds, Series 2003,
                 5.000%, 12/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                ARKANSAS - 0.1%

          125   Arkansas Development Finance Authority, FHA-Insured or                8/04 at 100.00          AA            126,211
                 VA Guaranteed Single Family Mortgage Refunding Loans,
                 Series 1991A, 8.000%, 8/15/11

          136   Jacksonville Residential Housing Facilities Board, Arkansas,          7/04 at 102.00         Aaa            138,647
                 FNMA-Backed Single Family Mortgage Revenue Refunding
                 Bonds, Series 1993A, 7.900%, 1/01/11

          195   Lonoke County Residential Housing Facilities Board, Arkansas,         4/05 at 103.00         Aaa            199,678
                 Single Family Mortgage Revenue Refunding Bonds,
                 Series 1993A, 7.900%, 4/01/11


------------------------------------------------------------------------------------------------------------------------------------
                CALIFORNIA - 5.7%

       10,000   California Health Facilities Financing Authority, Revenue Bonds,      3/13 at 100.00           A          9,537,200
                 Adventist Health System/West, Series 2003A, 5.000%, 3/01/33

       10,000   California, General Obligation Bonds, Series 2003, 5.250%, 2/01/22    8/13 at 100.00        Baa1         10,068,400

        4,500   California, General Obligation Bonds, Series 2004, 5.100%, 2/01/34    2/09 at 100.00        Baa1          4,348,620

        4,780   Foothill-Eastern Transportation Corridor Agency, California, Toll       No Opt. Call         AAA          3,148,443
                 Road Revenue Bonds, Series 1995A, 0.000%, 1/01/14

        1,000   Golden State Tobacco Securitization Corporation, California,          6/13 at 100.00         BBB            938,420
                 Tobacco Settlement Asset-Backed Bonds, Series 2003A-1,
                 6.750%, 6/01/39

        1,715   Merced County Housing Authority, California, FNMA                     5/04 at 102.00         Aaa          1,747,002
                 Multifamily Housing Revenue Refunding Bonds, Belmont Park
                 Apartments Project, Series 1993A, 5.875%, 1/01/19

        1,945   South Gate Public Financing Authority, California, Water                No Opt. Call         AAA          2,250,034
                 Revenue Refunding Bonds, Series 1996A, 6.000%, 10/01/12 -
                 FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                COLORADO - 5.2%

        2,000   Colorado Health Facilities Authority, Revenue Refunding               9/11 at 100.00          AA          2,030,860
                 Bonds, Catholic Health Initiatives, Series 2001, 5.250%, 9/01/21

        1,230   Colorado Housing and Finance Authority, Single Family Program        10/09 at 105.00         Aa2          1,278,019
                 Senior Bonds, Series 1999C-3, 6.750%, 10/01/21

        3,040   Denver City and County, Colorado, Airport System Revenue                No Opt. Call           A          3,623,011
                 Bonds, Series 1991D, 7.750%, 11/15/13 (Alternative
                 Minimum Tax)


                                       29


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                COLORADO (continued)
                Denver Convention Center Hotel Authority, Colorado, Convention
                Center Hotel Senior Revenue Bonds, Series 2003A:
$       2,940    5.000%, 12/01/20 - XLCA Insured                                     12/13 at 100.00         AAA     $    3,001,622
       10,000    5.000%, 12/01/33 - XLCA Insured                                     12/13 at 100.00         AAA          9,930,800

        4,345   El Paso County School District No. 20, Academy, Colorado,            12/12 at 100.00         Aaa          4,630,249
                 General Obligation Bonds, Series 2002, 5.250%, 12/15/17 -
                 FGIC Insured

        4,125   Municipal Subdistrict Northern Colorado, Water Conservancy           12/07 at 101.00         AAA          4,420,061
                 District Revenue Bonds, Series 1997C, 5.250%, 12/01/15 -
                 AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                CONNECTICUT - 0.6%

        3,000   Connecticut Housing Finance Authority, Housing Mortgage               5/06 at 102.00         AAA          3,144,900
                 Finance Program Bonds, Series 1996C-2, 6.250%, 11/15/18


------------------------------------------------------------------------------------------------------------------------------------
                DISTRICT OF COLUMBIA - 5.6%

        6,000   District of Columbia, General Obligation Bonds, Series 1993B-2,         No Opt. Call         AAA          6,675,780
                 5.500%, 6/01/10 - FSA Insured

        4,250   District of Columbia, Hospital Revenue Refunding Bonds,               8/06 at 102.00         AAA          4,650,180
                 Medlantic Healthcare Group Issue, Series 1993A,
                 5.750%, 8/15/14 - MBIA Insured

                District of Columbia, General Obligation Bonds, Series 1993E:
        4,485    6.000%, 6/01/09 - CAPMAC Insured                                     6/04 at 101.00         AAA          4,550,481
            5    6.000%, 6/01/09 - CAPMAC Insured                                     6/04 at 101.00         AAA              5,118

                District of Columbia, General Obligation Refunding Bonds,
                Series 1993A:
        1,585    6.000%, 6/01/07 - MBIA Insured                                         No Opt. Call         AAA          1,721,627
        7,215    6.000%, 6/01/07 - MBIA Insured                                         No Opt. Call         AAA          7,970,555

                District of Columbia, University Revenue Bonds, Georgetown
                University Issue, Series 2001A:
        9,670    0.000%, 4/01/26 - MBIA Insured                                        4/11 at 42.15         AAA          2,689,614
       15,235    0.000%, 4/01/30 - MBIA Insured                                        4/11 at 32.93         AAA          3,290,455


------------------------------------------------------------------------------------------------------------------------------------
                FLORIDA - 6.4%

        5,000   Broward County School Board, Florida, Certificates of                 7/13 at 100.00         AAA          5,006,200
                 Participation, Series 2003, 5.000%, 7/01/28 - MBIA Insured

        5,000   Hillsborough County Aviation Authority, Florida, Revenue             10/13 at 100.00         AAA          5,197,500
                 Bonds, Tampa International Airport, Series 2003A,
                 5.250%, 10/01/18 (Alternative Minimum Tax) - MBIA Insured

        9,000   JEA, Florida, Water and Sewer System Revenue Bonds,                  10/05 at 100.00      AA-***          9,461,250
                 Series 2001A, 5.200%, 10/01/20 (Pre-refunded to 10/01/05)

        5,000   Martin County Industrial Development Authority, Florida,             12/04 at 102.00        BBB-          5,155,800
                 Industrial Development Revenue Bonds, Indiantown
                 Cogeneration LP Project, Series 1994A, 7.875%, 12/15/25
                 (Alternative Minimum Tax)

        1,380   Miami-Dade County Housing Finance Authority, Florida,                 1/11 at 102.00         AAA          1,439,105
                 Multifamily Revenue Bonds, Sunset Bay Apartments Project,
                 Series 2000-5A, 5.850%, 7/01/20 (Alternative Minimum Tax) -
                 FSA Insured

        9,500   Sunrise, Florida, Utility System Revenue Refunding Bonds,            10/18 at 100.00         AAA          9,596,045
                 Series 1998, 5.000%, 10/01/28 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                GEORGIA - 2.4%

        3,400   Atlanta, Georgia, Water and Wastewater Revenue Bonds,                   No Opt. Call         AAA          3,744,828
                 Series 1999A, 5.500%, 11/01/22 - FGIC Insured

        2,880   Georgia Municipal Electric Authority, Power Revenue Bonds,              No Opt. Call          A+          3,612,730
                 Series 1992B, 8.250%, 1/01/11

        5,500   Georgia Municipal Electric Authority, General Power Revenue             No Opt. Call         AAA          6,223,030
                 Bonds, Series 1993B, 5.700%, 1/01/19 - FGIC Insured


------------------------------------------------------------------------------------------------------------------------------------
                HAWAII - 1.0%

                City and County of Honolulu, Hawaii, General Obligation Bonds,
                Refunding and Improvement Series, 1993B:
        1,580    5.000%, 10/01/13                                                       No Opt. Call         Aaa          1,724,317
        3,720    5.000%, 10/01/13                                                       No Opt. Call         Aa2          4,000,972


                                       30

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                ILLINOIS - 15.0%

$       4,000   Chicago Board of Education, Illinois, General Obligation Lease          No Opt. Call         AAA     $    4,621,120
                 Certificates, Series 1992A, 6.250%, 1/01/15 - MBIA Insured

        5,550   Chicago, Illinois, Revenue Bonds, Midway Airport,                     1/11 at 101.00         AAA          5,513,703
                 Series 2001A, 5.125%, 1/01/26 (Alternative Minimum
                 Tax) - FSA Insured

        5,000   Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998,              7/08 at 102.00         AAA          5,065,300
                 5.250%, 1/01/28 - FGIC Insured

                Cook County School District 99, Cicero, Illinois, General
                Obligation School Bonds, Series 1997:
        1,455    8.500%, 12/01/13 - FGIC Insured                                        No Opt. Call         Aaa          1,961,762
        1,685    8.500%, 12/01/15 - FGIC Insured                                        No Opt. Call         Aaa          2,314,162

        6,170   Illinois Development Finance Authority, Revenue Bonds,                4/11 at 105.00         Aaa          6,912,806
                 Greek American Nursing Project, Series 2000A,
                 7.600%, 4/20/40

          590   Illinois Development Finance Authority, Child Care Facility             No Opt. Call         N/R            595,699
                 Revenue Bonds, Illinois Facilities Fund Project, Series 1992,
                 7.400%, 9/01/04

          870   Illinois Educational Facilities Authority Revenue Bonds, Chicago      7/04 at 100.00         AAA            910,794
                 College of Osteopathic Medicine, Series A, 8.750%, 7/01/05

                Illinois Health Facilities Authority, Revenue Refunding Bonds,
                Lutheran General Health System, Series 1993C:
        5,705    7.000%, 4/01/08                                                        No Opt. Call          A+          6,309,673
        4,075    7.000%, 4/01/14                                                        No Opt. Call          A+          4,895,420

        4,000   Illinois Health Facilities Authority, FHA-Insured Mortgage            8/13 at 100.00         AAA          3,895,920
                 Revenue Refunding Bonds, Sinai Health System, Series 2003,
                 5.150%, 2/15/37

        8,190   Illinois Housing Development Authority, Multi-Family Program          9/04 at 102.00          A+          8,386,314
                 Bonds, Series 1994-5, 6.650%, 9/01/14

        3,410   Illinois Housing Development Authority, Section 8 Elderly             5/04 at 101.00           A          3,433,086
                 Housing Revenue Bonds, Skyline Towers Apartments Project,
                 Series 1992B, 6.875%, 11/01/17

        9,795   Community Unit School District No. 220 of the Counties of Lake,         No Opt. Call         AAA         10,594,076
                 Cook, Kane, and McHenry, Illinois, General Obligation Bonds,
                 Series 2002, 5.250%, 12/01/19 - FSA Insured

                Metropolitan Pier and Exposition Authority, Illinois, McCormick
                Place Expansion Project Bonds, Series 2002A:
        9,500    0.000%, 6/15/24 - MBIA Insured                                       6/22 at 101.00         AAA          4,855,925
        4,540    5.000%, 12/15/28 - MBIA Insured                                      6/12 at 101.00         AAA          4,524,428
       34,440    0.000%, 6/15/40 - MBIA Insured                                         No Opt. Call         AAA          4,344,262

        3,050   Regional Transportation Authority, Cook, DuPage, Kane, Lake,            No Opt. Call         AAA          3,898,175
                 McHenry and Will Counties, Illinois, General Obligation Bonds,
                 Series 1990A, 7.200%, 11/01/20 - AMBAC Insured

        2,162   Wood River Township, Madison County, Illinois, General                8/04 at 102.00         N/R          1,937,557
                 Obligation Bonds, Series 1993, 6.625%, 2/01/14


------------------------------------------------------------------------------------------------------------------------------------
                INDIANA - 8.9%

       22,000   Indiana Health Facility Financing Authority, Hospital Revenue         8/10 at 101.50         AAA         22,558,140
                 Bonds, Clarian Health Obligated Group, Series 2000A,
                 5.500%, 2/15/30 - MBIA Insured

        3,000   Indiana Health Facility Financing Authority, Hospital Revenue           No Opt. Call         AAA          3,632,760
                 Refunding Bonds, Columbus Regional Hospital, Series 1993,
                 7.000%, 8/15/15 - FSA Insured

        3,500   Indiana Educational Facilities Authority, Educational Facilities      2/11 at 100.00         AAA          3,644,305
                 Revenue Bonds, Butler University Project, Series 2001,
                 5.500%, 2/01/26 - MBIA Insured

        1,500   Indiana Educational Facilities Authority, Revenue Bonds,             10/09 at 101.00         AAA          1,641,720
                 University of Indianapolis, Series 1999, 5.750%, 10/01/19 -
                 FSA Insured

                Indiana Transportation Finance Authority, Highway Revenue
                Bonds, Series 2003A:
        4,000    5.000%, 6/01/23 - FSA Insured                                        6/13 at 100.00         AAA          4,047,880
        6,000    5.000%, 6/01/24 - FSA Insured                                        6/13 at 100.00         AAA          6,036,780

        2,100   Indianapolis, Indiana, Economic Development Revenue Bonds,            7/04 at 102.00          Ca          1,344,000
                 Meadows Section 8 Project, Series 1993A, 6.000%, 7/01/23
                 (Alternative Minimum Tax)#

        1,375   Kokomo Hospital Authority, Indiana, Hospital Revenue Refunding        8/04 at 101.00      N/R***          1,424,899
                 Bonds, St. Joseph Hospital and Health Center, Series 1993,
                 6.250%, 8/15/05

        5,000   M.S.D. of Warren Township, Vision 2005 School Building                1/11 at 100.00         AAA          5,385,000
                 Corporation, Marion County, Indiana, First Mortgage Bonds,
                 Series 2000, 5.500%, 7/15/20 - FGIC Insured


                                       31


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                IOWA - 0.0%

$          85   Davenport, Iowa, Home Ownership Mortgage Revenue Refunding            9/04 at 102.00         Aa2     $       85,927
                 Bonds, Series 1994, 7.900%, 3/01/10


------------------------------------------------------------------------------------------------------------------------------------
                KANSAS - 1.6%

          505   Johnson County, Kansas, Single Family Mortgage Revenue                5/04 at 103.00         Aa2            514,105
                 Refunding Bonds, Series 1994, 7.100%, 5/01/12

        2,000   City of Olathe, Kansas, Health Facilities Revenue Bonds,              9/10 at 100.00         AAA          2,063,120
                 Olathe Medical Center Project, Series 2000A,
                 5.500%, 9/01/25 - AMBAC Insured

        6,825   Sedgwick County Unified School District No. 259, Wichita,             9/10 at 100.00          AA          6,205,154
                 Kansas, General Obligation Bonds, Series 2000, 3.500%, 9/01/16


------------------------------------------------------------------------------------------------------------------------------------
                LOUISIANA - 1.9%

        3,070   Jefferson Sales Tax District, Jefferson Parish, Louisiana,           12/12 at 100.00         AAA          3,231,236
                 Special Sales Tax Revenue Refunding Bonds, Series 2002,
                 5.250%, 12/01/20 - AMBAC Insured

        1,750   Louisiana Local Government Environmental Facilities and               6/12 at 105.00         Aaa          1,916,635
                 Community Development Authority, GNMA Collateralized
                 Mortgage Revenue Refunding Bonds - Sharlo Apartments
                 Project, Series 2002A, 6.500%, 6/20/37

        5,240   Orleans Levee District, Louisiana, Levee District General            12/05 at 103.00         AAA          5,727,110
                 Obligation Bonds, Series 1986, 5.950%, 11/01/14 -
                 FSA Insured


------------------------------------------------------------------------------------------------------------------------------------
                MAINE - 2.6%

        7,520   Maine Educational Loan Marketing Corporation, Subordinate               No Opt. Call          A2          7,925,253
                 Student Loan Revenue Bonds, Series 1994B-2,
                 6.250%, 11/01/06 (Alternative Minimum Tax)

        6,635   Maine State Housing Authority, Mortgage Purchase Bonds,               5/10 at 100.00         AA+          6,872,599
                 Series 2000C-1, 6.050%, 11/15/31 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MARYLAND - 2.8%

        3,225   Maryland Community Development Administration, Housing                1/07 at 102.00         Aa2          3,347,066
                 Revenue Bonds, Series 1996A, 5.875%, 7/01/16

        2,900   Maryland Community Development Administration, Housing                7/07 at 102.00         Aa2          3,001,616
                 Revenue Bonds, Series 1997A, 6.000%, 7/01/39
                 (Alternative Minimum Tax)

        6,800   Montgomery County Housing Opportunities Commission,                   7/06 at 102.00         Aa2          7,044,596
                 Maryland, GNMA/FHA-Insured Multifamily Housing Revenue
                 Bonds, Series 1996B, 6.400%, 7/01/28 (Alternative
                 Minimum Tax)

        2,315   Montgomery County Housing Opportunities Commission,                   7/10 at 100.00         Aaa          2,450,358
                 Maryland, Multifamily Housing Development Bonds,
                 Series 2000B, 6.125%, 7/01/20 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                MASSACHUSETTS - 0.0%

           35   Massachusetts Housing Finance Agency, Housing Project                10/04 at 101.00          A+             35,387
                 Revenue Refunding Bonds, Series 1993A, 6.300%, 10/01/13


------------------------------------------------------------------------------------------------------------------------------------
                MICHIGAN - 5.9%

       10,225   City of Detroit, Michigan, Water Supply System Senior Lien            7/07 at 101.00         AAA         10,237,986
                 Revenue Bonds, Series 1997A, 5.000%, 7/01/27 -
                 MBIA Insured

        1,935   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          1,992,973
                 Mortgage Hospital Revenue Bonds, Portage Health System,
                 Inc., Series 1998, 4.625%, 8/01/18 - MBIA Insured

        4,400   Hancock Hospital Finance Authority, Michigan, FHA-Insured             8/08 at 100.00         AAA          4,462,216
                 Mortgage Hospital Revenue Bonds, Portage Health System,
                 Inc., Series 1998, 5.450%, 8/01/47 - MBIA Insured

        5,000   Michigan State Building Authority, Revenue Refunding Bonds,          10/13 at 100.00         AAA          5,012,950
                 Facilities Program, Series 2003-II, 5.000%, 10/15/29 -
                 MBIA Insured

       10,500   Michigan State Hospital Finance Authority, Hospital Revenue           8/08 at 101.00         Ba3          7,389,375
                 Bonds, Detroit Medical Center Obligated Group, Series 1998A,
                 5.250%, 8/15/23

        3,750   Michigan Strategic Fund, Collateralized Limited Obligation            6/04 at 101.00         AAA          3,837,938
                 Revenue Refunding Bonds, Consumers Power Company Project,
                 Series 1993B, 5.800%, 6/15/10 - CAPMAC Insured


                                       32

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MINNESOTA - 1.6%

$       2,460   Minneapolis/St. Paul Housing Finance Board, Minnesota,               11/07 at 102.00         AAA     $    2,515,227
                 FNMA/GNMA Mortgage-Backed Securities Program, Single
                 Family Mortgage Revenue Bonds, Series 1997,
                 5.800%, 11/01/30 (Alternative Minimum Tax)

        3,500   Minneapolis-St. Paul Metropolitan Airports Commission,                1/11 at 100.00         AAA          3,574,935
                 Minnesota, Airport Revenue Bonds, Series 2001A,
                 5.250%, 1/01/25 - FGIC Insured

        2,685   Minnetonka, Minnesota, GNMA Collateralized Multifamily               12/04 at 102.00         AAA          2,759,106
                 Housing Revenue Refunding Bonds, Brier Creek Project,
                 Series 1994A, 6.450%, 6/20/24


------------------------------------------------------------------------------------------------------------------------------------
                MISSISSIPPI - 1.4%

        2,000   Mississippi Higher Education Assistance Corporation, Student          9/04 at 100.00         Aaa          2,020,220
                 Loan Revenue Bonds, Senior Series 1993B, 5.800%, 9/01/06
                 (Alternative Minimum Tax)

        5,180   State of Mississippi, General Obligation Refunding Bonds,               No Opt. Call          AA          5,809,215
                 Series 2002A, 5.500%, 12/01/18


------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI - 0.4%

        2,000   St. Louis, Missouri, Airport Revenue Bonds, Airport Development       7/11 at 100.00         AAA          1,993,220
                 Program, Series 2001A, 5.000%, 7/01/26 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                NEBRASKA - 1.8%

        9,000   Nebraska Higher Education Loan Program Incorporated,                    No Opt. Call         AAA          9,685,530
                 Senior Subordinate Bonds, Series 1993A-5A, 6.250%, 6/01/18
                 (Alternative Minimum Tax) - MBIA Insured

          335   Nebraska Investment Finance Authority, Single Family Housing          3/07 at 101.50         AAA            344,645
                 Revenue Bonds, Series 1998F, 5.600%, 9/01/20 (Alternative
                 Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEVADA - 4.7%

        7,000   Clark County, Nevada, Motor Vehicle Fuel Tax Highway                  7/13 at 100.00         AAA          7,079,100
                 Improvement Revenue Bonds, Series 2003,
                 5.000%, 7/01/23 - AMBAC Insured

       10,420   Clark County School District, Nevada, General Obligation              6/12 at 100.00         AAA         11,310,181
                 Bonds, Series 2002C, 5.500%, 6/15/18 - MBIA Insured

        4,500   Clark County School District, Nevada, General Obligation                No Opt. Call         AAA          5,377,410
                 School Improvement Bonds, Series 1991A, 7.000%, 6/01/10 -
                 MBIA Insured

        5,425   Director of Nevada State Department of Business and Industry,           No Opt. Call         AAA          1,718,423
                 Revenue Bonds, Las Vegas Monorail Project, First Tier
                 Series 2000, 0.000%, 1/01/25 - AMBAC Insured

          855   Nevada Housing Division, Single Family Mortgage Bonds,               10/04 at 102.00          A1            873,023
                 Senior Series 1992B, 6.200%, 10/01/15


------------------------------------------------------------------------------------------------------------------------------------
                NEW HAMPSHIRE - 0.0%

           45   New Hampshire Housing Finance Agency, Single Family                   1/07 at 102.00         Aa2             47,140
                 Mortgage Acquisition Revenue Bonds, Series 1996C,
                 6.200%, 7/01/16 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                NEW JERSEY - 3.8%

        1,100   New Jersey Health Care Facilities Financing Authority, Revenue        7/10 at 101.00        BBB-          1,204,324
                 Bonds, Trinitas Hospital Obligated Group, Series 2000,
                 7.500%, 7/01/30

                New Jersey Turnpike Authority, Turnpike Revenue Bonds,
                Series 1991C:
        2,345    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA          2,800,000
          655    6.500%, 1/01/16 - MBIA Insured                                         No Opt. Call         AAA            778,520

       15,000   Tobacco Settlement Financing Corporation, New Jersey,                 6/12 at 100.00         BBB         13,405,200
                 Tobacco Settlement Asset-Backed Bonds, Series 2002,
                 5.750%, 6/01/32

        3,125   Tobacco Settlement Financing Corporation, New Jersey,                 6/13 at 100.00         BBB          2,932,563
                 Tobacco Settlement Asset-Backed Bonds, Series 2003,
                 6.750%, 6/01/39


------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK - 13.8%

        1,200   Town of Hempstead Industrial Development Agency, New York,              No Opt. Call          A3          1,271,724
                 Resource Recovery Revenue Refunding  Bonds, American
                 REF-FUEL Company of Hempstead Project, Series 2001,
                 5.000%, 12/01/10 (Mandatory put 6/01/10)

        1,000   New York City, New York, General Obligation Bonds,                      No Opt. Call           A          1,014,180
                 Fiscal Series 1995A, 7.000%, 8/01/04


                                       33


                            Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                                    Portfolio of INVESTMENTS April 30, 2004 (Unaudited)

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                NEW YORK (continued)

                New York City, New York, General Obligation Bonds, Fiscal
                Series 1996F:
$       6,580    6.500%, 2/01/05                                                        No Opt. Call        A***     $    6,836,357
        7,730    6.500%, 2/01/05                                                        No Opt. Call           A          8,021,421

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 1998C:
        1,350    5.000%, 5/01/26 (Pre-refunded to 5/01/08)                            5/08 at 101.00      AA+***          1,483,448
       15,565    5.000%, 5/01/26                                                      5/08 at 101.00         AA+         15,593,017

                New York City Transitional Finance Authority, New York, Future
                Tax Secured Bonds, Fiscal Series 2000C:
        3,630    5.875%, 11/01/16 (Pre-refunded to 5/15/10)                           5/10 at 101.00      AA+***          4,179,836
        5,000    5.500%, 11/01/24                                                     5/10 at 101.00         AA+          5,290,650

          220   New York City Transitional Finance Authority, New York,               5/10 at 101.00         AA+            247,590
                 Future Tax Secured Bonds, Fiscal Series 2000A,
                 5.875%, 11/01/16

        2,145   New York State Medical Care Facilities Finance Agency,                8/04 at 100.00         AAA          2,243,885
                 FHA-Insured Mortgage Revenue Bonds, Hospital and Nursing
                 Home Projects, Series 1992B, 6.200%, 8/15/22

        4,200   New York State Medical Care Facilities Finance Agency,                2/05 at 102.00          AA          4,396,182
                 FHA-Insured Mortgage Revenue Bonds, Kenmore Mercy
                 Hospital, Series 1995B, 6.150%, 2/15/35

        3,365   New York State Medical Care Facilities Finance Agency,                8/04 at 102.00          AA          3,442,967
                 Hospital and Nursing Home FHA-Insured Mortgage Revenue
                 Bonds, Series 1994A, 6.200%, 2/15/21

        7,500   New York State Thruway Authority, General Revenue Bonds,              1/05 at 102.00         AAA          7,884,600
                 Series C, 6.000%, 1/01/15 (Pre-refunded to 1/01/05) -
                 FGIC Insured

        6,250   Port Authority of New York and New Jersey, Special Project              No Opt. Call         AAA          7,015,375
                 Bonds, JFK International Air Terminal LLC, Sixth Series 1997,
                 6.250%, 12/01/15 (Alternative Minimum Tax) - MBIA Insured

                New York Tobacco Settlement Financing Corporation, Tobacco
                Settlement Asset-Backed and State Contingency Contract-Backed
                Bonds, Series 2003A-1:
        5,400    5.500%, 6/01/16                                                      6/10 at 100.00         AA-          5,733,180
        2,500    5.500%, 6/01/18                                                      6/12 at 100.00         AA-          2,670,400


------------------------------------------------------------------------------------------------------------------------------------
                NORTH CAROLINA - 3.3%

        2,675   Charlotte, North Carolina, Water and Sewer System Revenue             6/11 at 101.00         AAA          2,962,910
                 Bonds, Series 2001, 5.500%, 6/01/13

        2,000   North Carolina Municipal Power Agency 1, Catawba Electric               No Opt. Call         AAA          2,281,600
                 Revenue Bonds, Series 1992, 6.000%, 1/01/11 - MBIA Insured

       10,000   North Carolina Municipal Power Agency 1, Catawba Electric             1/13 at 100.00         AAA         10,610,200
                 Revenue Bonds, Series 2003A, 5.250%, 1/01/18 - MBIA Insured

        2,445   North Carolina Infrastructure Finance Corporation, Certificates       2/14 at 100.00         AA+          2,506,492
                 of Participation, Correctional Facilities, Series 2004A,
                 5.000%, 2/01/21


------------------------------------------------------------------------------------------------------------------------------------
                NORTH DAKOTA - 0.0%

           65   Minot, North Dakota, Single Family Mortgage Revenue                   8/04 at 101.00         Aa2             65,640
                 Refunding Bonds, Series 1993, 7.700%, 8/01/10


------------------------------------------------------------------------------------------------------------------------------------
                OHIO - 4.0%

        3,705   Akron, Bath, and Copley Joint Township Hospital District,             5/04 at 101.00        Baa1          3,750,238
                 Ohio, Hospital Facilities Revenue Bonds, Summa Health
                 System Project, Series 1992A, 6.250%, 11/15/07

        9,000   Cleveland, Ohio, Airport System Revenue Bonds, Series 2000A,          1/10 at 101.00         AAA          9,001,890
                 5.000%, 1/01/31 - FSA Insured

        3,000   County of Franklin, Ohio, Development Revenue Bonds,                 10/09 at 101.00           A          3,215,880
                 American Chemical Society Project, Series 1999,
                 5.800%, 10/01/14

        1,000   Franklin County, Ohio, FHA-Insured Multifamily Housing                1/05 at 103.00          Aa          1,011,680
                 Mortgage Revenue Bonds, Hamilton Creek Apartments
                 Project, Series 1994A, 5.550%, 7/01/24 (Alternative
                 Minimum Tax)

          720   Ohio Housing Finance Agency, GNMA Mortgage-Backed                     3/05 at 102.00         Aaa            742,918
                 Securities Program, Residential Mortgage Revenue Bonds,
                 Series 1995A-1, 6.300%, 9/01/17

        4,370   City of Toledo, Ohio, General Obligation Bonds, Series 1994,         12/04 at 102.00         AAA          4,572,593
                 5.750%, 12/01/09 (Pre-refunded to 12/01/04) -
                 AMBAC Insured


                                       34

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                OKLAHOMA - 2.5%

$         545   Oklahoma Housing Finance Agency, Single Family Mortgage               3/10 at 101.00         Aaa     $      571,754
                 Revenue Bonds, Homeownership Loan Program, Series 2000C-2,
                 6.200%, 9/01/28 (Alternative Minimum Tax)

                Oklahoma County Finance Authority, Multifamily Housing First
                Mortgage Revenue Bonds, Multiple Apartments Project, Series 1998A:
        3,495    7.000%, 4/01/18#                                                     4/06 at 102.00         N/R            524,250
        7,000    7.125%, 4/01/28#                                                     4/06 at 102.00         N/R          1,050,000

        9,775   Tulsa County Industrial Authority, Oklahoma, First Mortgage           3/11 at 101.00         N/R          7,744,146
                 Multifamily Housing Revenue Bonds, Stoneridge Apartments
                 Project, Series 1999, 6.125%, 3/01/39 (Alternative Minimum Tax)

        3,340   Tulsa Industrial Authority, Oklahoma, Revenue and Refunding             No Opt. Call         AAA          3,865,516
                 Bonds, Hillcrest Medical Center Project, Series 1996,
                 6.500%, 6/01/09 - CONNIE LEE/AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                PENNSYLVANIA - 0.9%

        5,000   Pennsylvania Economic Development Financing Authority,                7/04 at 102.00        BBB-          5,105,350
                 Resource Recovery Revenue Bonds, Northampton Generating
                 Project, Senior Lien, Series 1994A, 6.400%, 1/01/09
                 (Alternative Minimum Tax)


------------------------------------------------------------------------------------------------------------------------------------
                PUERTO RICO - 3.3%

       12,390   Puerto Rico, Public Improvement General Obligation Refunding            No Opt. Call         AAA         14,895,010
                 Bonds, Series 1997, 6.500%, 7/01/13 - MBIA Insured

        3,470   University of Puerto Rico, University System Revenue Bonds,           6/10 at 100.00         AAA          3,872,173
                 Series O, 5.750%, 6/01/18 - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                RHODE ISLAND - 3.1%

       20,000   Rhode Island Tobacco Settlement Financing Corporation,                6/12 at 100.00         BBB         17,343,200
                 Tobacco Settlement Asset-Backed Bonds, Series 2002A,
                 6.250%, 6/01/42


------------------------------------------------------------------------------------------------------------------------------------
                SOUTH CAROLINA - 2.9%

                Piedmont Municipal Power Agency, South Carolina, Electric
                Revenue Refunding Bonds, Series 1991:
        5,000    6.250%, 1/01/21 - FGIC Insured                                         No Opt. Call         AAA          5,859,750
        5,750    4.000%, 1/01/23 - MBIA Insured                                       7/04 at 100.00         AAA          5,009,573

        5,085   Piedmont Municipal Power Agency, South Carolina, Electric               No Opt. Call         AAA          5,625,129
                 Revenue Refunding Bonds, 1998A Series, 5.500%, 1/01/13 -
                 MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                TENNESSEE - 0.3%

        1,500   Metropolitan Government of Nashville and Davidson County,             5/08 at 102.00          AA          1,541,880
                 Tennessee, Electric System Revenue Bonds, Series 1998A,
                 5.200%, 5/15/23


------------------------------------------------------------------------------------------------------------------------------------
                TEXAS - 17.1%

        4,500   Alliance Airport Authority, Inc., Texas, Special Facilities           6/04 at 100.00         CCC          3,259,575
                 Revenue Bonds, American Airlines, Inc. Project, Series 1990,
                 7.500%, 12/01/29 (Alternative Minimum Tax)

        3,345   Columbia-Brazoria Independent School District, Texas,                 2/09 at 100.00         AAA          3,210,397
                 Unlimited Tax School Building Bonds, Series 1999,
                 4.750%, 2/01/25

        8,000   Dallas-Fort Worth International Airport, Texas, Joint Revenue        11/11 at 100.00         AAA          8,705,520
                 Refunding and Improvement Bonds, Series 2001A,
                 5.875%, 11/01/19 (Alternative Minimum Tax) - FGIC Insured

        6,000   Garland Housing Finance Corporation, Texas, Multifamily              12/11 at 101.00         N/R          5,970,120
                 Housing Revenue Bonds, Legacy Pointe Apartments,
                 Series 2000, 7.500%, 6/01/40 (Alternative Minimum Tax)

        7,000   Harris County Health Facilities Development Corporation,             11/13 at 100.00         AAA          6,943,930
                 Texas, Thermal Utility Revenue Bonds, TECO Project,
                 Series 2003, 5.000%, 11/15/30 - MBIA Insured

       28,305   Houston, Texas, Hotel Occupancy Tax and Special Revenue                 No Opt. Call         AAA          7,249,760
                 Bonds, Convention and Entertainment Project, Series 2001B,
                 0.000%, 9/01/28 - AMBAC Insured

        7,500   Houston, Texas, Water and Sewer System, Junior Lien Revenue             No Opt. Call         AAA          8,370,150
                 Refunding Bonds, Series 2002A, 5.750%, 12/01/32 - FSA Insured

        5,000   Houston, Texas, Water and Sewer System, Junior Lien Revenue          12/07 at 102.00         AAA          5,016,700
                 Refunding Bonds, Series 1997D, 5.000%, 12/01/25 - FGIC Insured

        7,080   Liberty County Housing Development Corporation, Texas,                6/09 at 100.00         N/R          6,301,200
                 Multifamily Housing Revenue Bonds, Series 1999,
                 7.250%, 6/01/34


                                       35


                       Nuveen Premium Income Municipal Fund 4, Inc. (NPT) (continued)
                                Portfolio of INVESTMENTS April 30, 2004 (Unaudited)


    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                TEXAS (continued)

$         367   Midland Housing Finance Corporation, Texas, Single Family            11/05 at 103.00         Aaa     $      384,828
                 Mortgage Revenue Refunding Bonds, Series 1992A,
                 8.450%, 12/01/11

                Montgomery Independent School District, Montgomery County,
                Texas, Unlimited Tax School Building and Refunding Bonds,
                Series 2001:
        2,300    5.500%, 2/15/21                                                      2/11 at 100.00         AAA          2,451,156
        2,400    5.500%, 2/15/23                                                      2/11 at 100.00         AAA          2,526,744

                Mount Pleasant Independent School District, Titus County, Texas,
                General Obligation Refunding Bonds, Series 2001:
        3,025    5.000%, 2/15/26                                                      8/11 at 100.00         Aaa          3,025,696
        3,000    5.125%, 2/15/31                                                      8/11 at 100.00         Aaa          3,016,620

        6,000   Raven Hills Higher Education Corporation, Texas, Student              8/12 at 100.00         Aaa          6,013,620
                 Housing Revenue Bonds, Angelo State University - Texan
                 Hall LLC, Series 2002A, 5.000%, 8/01/25 - MBIA Insured

        3,410   Retama Development Corporation, Texas, Special Facilities               No Opt. Call         AAA          4,639,407
                 Revenue Bonds, Retama Park Racetrack Project, Series 1993,
                 8.750%, 12/15/12

        1,800   Sam Rayburn Municipal Power Agency, Texas, Power Supply              10/12 at 100.00          AA          1,910,178
                 System Revenue Refunding Bonds, Series 2002A,
                 5.750%, 10/01/21 - RAAI Insured

        4,700   Spring Branch Independent School District, Harris County,             2/11 at 100.00         AAA          4,737,506
                 Texas, Limited Tax Schoolhouse and Refunding Bonds,
                 Series 2001, 5.125%, 2/01/26

        4,259   Texas General Services Commission, Participation Interests,           9/04 at 100.50           A          4,328,717
                 Series 1992, 7.500%, 9/01/22

        8,500   Travis County Health Facilities Development Corporation,              5/04 at 102.00         Aaa          8,706,550
                 Texas, Hospital Revenue Bonds, Daughters of Charity
                 National Health System, Series 1993B, 6.000%, 11/15/22


------------------------------------------------------------------------------------------------------------------------------------
                UTAH - 6.7%

        4,845   Bountiful, Davis County, Utah, Hospital Revenue Refunding            12/08 at 101.00         N/R          4,276,245
                 Bonds, South Davis Community Hospital Project, Series 1998,
                 5.750%, 12/15/18

       17,570   Intermountain Power Agency, Utah, Power Supply Revenue                7/07 at 102.00         AAA         19,342,286
                 Refunding Bonds, Series 1997B, 5.750%, 7/01/19 - MBIA Insured

                Intermountain Power Agency, Utah, Power Supply Revenue
                Bonds, Series 1996A:
        5,065    6.150%, 7/01/14                                                      7/06 at 102.00       A+***          5,582,339
        2,935    6.150%, 7/01/14                                                      7/06 at 102.00          A+          3,191,783

        1,435   Salt Lake City and Sandy Metropolitan Water District, Utah,           7/14 at 100.00         Aaa          1,474,649
                 Water Revenue Bonds, Series 2004, 5.000%, 7/01/21

          660   Utah Housing Finance Agency, Single Family Mortgage Bonds,            7/10 at 100.00          AA            664,277
                 Series 2000G, 5.875%, 7/01/27 (Alternative Minimum Tax)

                Utah Housing Finance Agency, Single Family Mortgage Bonds,
                Series 2001C:
        2,270    5.500%, 1/01/18 (Alternative Minimum Tax)                            1/11 at 100.00         AA-          2,365,794
          675    5.650%, 1/01/21 (Alternative Minimum Tax)                            1/11 at 100.00         Aa2            690,809


------------------------------------------------------------------------------------------------------------------------------------
                VIRGINIA - 1.5%

        8,190   Hampton, Virginia, Convention Center Revenue Bonds,                   1/13 at 100.00         AAA          8,192,211
                 Series 2002, 5.000%, 1/15/35 - AMBAC Insured


------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON - 10.7%

        1,050   King County, Bellevue, Washington, Water and Sewer Revenue            7/04 at 100.00         Aa2          1,057,455
                 Refunding Bonds, Series 1994, 5.875%, 7/01/09

        1,855   Chelan County Public Utility District 1, Washington, Hydro            7/09 at 101.00          AA          1,957,118
                 Consolidated System Revenue Bonds, Series 1999A,
                 6.200%, 7/01/34 (Alternative Minimum Tax)

        1,035   Covington Water District, Washington, Water Improvement               3/05 at 100.00         AAA          1,075,810
                 and Revenue Refunding Bonds, Series 1995, 6.050%, 3/01/20
                 (Pre-refunded to 3/01/05) - AMBAC Insured

        1,655   Everett, Washington, General Obligation Bonds, Limited Tax,           9/07 at 100.00         Aaa          1,728,399
                 Series 1997, 5.125%, 9/01/17 - FSA Insured

        1,000   Seattle Indian Services Commission, Washington, Special              11/04 at 100.00         AAA          1,020,330
                 Obligation Bonds, Series 1994, 6.000%, 11/01/16

        1,633   Skagit County Housing Authority, Washington, GNMA                    11/04 at 104.00         AAA          1,710,665
                 Collateralized Mortgage Loan Nursing Facility Revenue
                 Bonds, Sea Mar Community Project, Series 1993,
                 7.000%, 6/20/35


                                       36

    PRINCIPAL                                                                          OPTIONAL CALL                         MARKET
 AMOUNT (000)   DESCRIPTION(1)                                                           PROVISIONS*   RATINGS**              VALUE
------------------------------------------------------------------------------------------------------------------------------------
                WASHINGTON (continued)

$       1,500   Snohomish County School District 6, Mukilteo, Washington,               No Opt. Call         AAA     $    1,695,810
                 Unlimited Tax General Obligation and Refunding Bonds,
                 Series 1993, 5.700%, 12/01/12 - FGIC Insured

        1,570   Spokane Downtown Foundation, Washington, Parking Revenue              8/08 at 102.00           D          1,099,000
                 Bonds, River Park Square Project, Series 1998, 5.600%, 8/01/19#

        8,155   City of Tacoma, Washington, Electric System Revenue Refunding         1/11 at 101.00         AAA          8,944,404
                 Bonds, Series 2001A, 5.750%, 1/01/20 - FSA Insured

        4,705   City of Tacoma, Washington, Sewer Revenue Refunding Bonds,              No Opt. Call         AAA          5,719,492
                 Series 1994B, 8.000%, 12/01/08 - FGIC Insured

        4,970   Washington State Tobacco Settlement Authority, Tobacco                6/13 at 100.00         BBB          4,756,737
                 Settlement Asset-Backed Revenue Bonds, Series 2002,
                 6.500%, 6/01/26

        2,000   Washington State Healthcare Facilities Authority, Revenue             8/08 at 102.00          AA          1,982,720
                 Bonds, Highline Community Hospital, Series 1998,
                 5.000%, 8/15/21 - RAAI Insured

        1,000   Washington State Healthcare Facilities Authority, Revenue             8/13 at 102.00         AAA            993,940
                 Bonds, Harrison Memorial Hospital, Series 1998,
                 5.000%, 8/15/28 - AMBAC Insured

                Washington Public Power Supply System, Revenue Refunding Bonds,
                Nuclear Project 2, Series 1990A:
        6,080    7.250%, 7/01/06                                                        No Opt. Call         Aaa          6,769,958
          395    7.250%, 7/01/06                                                        No Opt. Call         Aaa            438,422

       11,000   Washington Public Power Supply System, Nuclear Project 3                No Opt. Call         Aaa         12,979,230
                 Revenue Refunding Bonds, Series 1993B, 7.000%, 7/01/09

        4,700   Washington Public Power Supply System, Nuclear Project 3              7/08 at 102.00         Aaa          4,858,202
                 Revenue Refunding Bonds, Series 1998A, 5.125%, 7/01/18

        1,400   Washington State University, Housing and Dining System               10/04 at 101.00         AAA          1,444,252
                 Revenue and Refunding Bonds, Series 1994, 6.375%, 10/01/18
                 (Pre-refunded to 10/01/04) - MBIA Insured


------------------------------------------------------------------------------------------------------------------------------------
                WISCONSIN - 1.4%

        7,500   Wisconsin Health and Educational Facilities Authority, Revenue        2/12 at 101.00         AAA          7,621,875
                 Bonds, Ministry Health Care, Inc., Series 2002A,
                 5.250%, 2/15/32 - MBIA Insured
------------------------------------------------------------------------------------------------------------------------------------
$     940,872   Total Long-Term Investments (cost $865,309,932) - 156.8%                                                879,594,515
=============-----------------------------------------------------------------------------------------------------------------------
                SHORT-TERM INVESTMENTS - 1.3%

        5,000   Connecticut Health and Educational Facilities Authority, Revenue                            A-1+          5,000,000
                 Bonds, Adjustable Rate Demand Obligations, Yale
                 University, Series 1997, 1.050%, 7/01/29+

        2,300   Fulton County Residential Care Facilities Authority, Georgia,                               A-1+          2,300,000
                 Revenue Refunding Bonds, Lenbrook Square Foundation, Inc.,
                 Variable Rate Demand Obligations, Series 1996,
                 1.150%, 1/01/18+
------------------------------------------------------------------------------------------------------------------------------------
$       7,300   Total Short-Term Investments (cost $7,300,000)                                                            7,300,000
=============-----------------------------------------------------------------------------------------------------------------------
                Total Investments (cost $872,609,932) - 158.1%                                                          886,894,515
                --------------------------------------------------------------------------------------------------------------------
                Other Assets Less Liabilities - 2.2%                                                                     12,587,345
                --------------------------------------------------------------------------------------------------------------------
                Preferred Shares, at Liquidation Value - (60.3)%                                                       (338,400,000)
                --------------------------------------------------------------------------------------------------------------------
                Net Assets Applicable to Common Shares - 100%                                                        $  561,081,860
                ====================================================================================================================

                    (1) All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.

                    * Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
                         There may be other call provisions at varying prices at later dates.

                    **   Ratings: Using the higher of Standard & Poor's or
                         Moody's rating.

                    *** Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensures the timely payment of principal and interest. Such securities are normally considered to be equivalent to AAA rated securities.

                    N/R  Investment is not rated.

                    # Non-income producing security, in the case of a bond, generally denotes that issuer has defaulted on the payment of principal or interest or has filed for bankruptcy.

                    + Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on market conditions or a specified market index.

                                 See accompanying notes to financial statements.


                                       37


                Statement of
                     ASSETS AND LIABILITIES April 30, 2004 (Unaudited)
                                                                                          PREMIUM           PREMIUM         PREMIUM
                                                                                           INCOME          INCOME 2        INCOME 4
                                                                                            (NPI)             (NPM)           (NPT)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at market value (cost $1,384,905,384,
   $925,172,048 and $872,609,932, respectively)                                    $1,429,061,079      $951,750,667    $886,894,515
Receivables:
   Interest                                                                            24,516,068        15,286,869      16,064,491
   Investments sold                                                                    40,543,015           383,273       7,240,103
Other assets                                                                               73,749            42,873          64,372
------------------------------------------------------------------------------------------------------------------------------------
      Total assets                                                                  1,494,193,911       967,463,682     910,263,481
------------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Cash overdraft                                                                          6,673,323           244,754       5,168,290
Payable for investments purchased                                                      25,992,373         8,497,807       4,973,229
Accrued expenses:
   Management fees                                                                        746,303           495,697         466,021
   Other                                                                                  222,967           133,264         146,021
Preferred share dividends payable                                                          44,073            29,584          28,060
------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                33,679,039         9,401,106      10,781,621
------------------------------------------------------------------------------------------------------------------------------------
Preferred shares, at liquidation value                                                525,000,000       347,000,000     338,400,000
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  935,514,872      $611,062,576    $561,081,860
====================================================================================================================================
Common shares outstanding                                                              63,785,430        41,093,661      43,236,703
====================================================================================================================================
Net asset value per Common share outstanding
   (net assets applicable to Common shares,
   divided by Common shares outstanding)                                           $        14.67      $      14.87    $      12.98
====================================================================================================================================
NET ASSETS APPLICABLE TO COMMON SHARES CONSIST OF:
------------------------------------------------------------------------------------------------------------------------------------
Common shares, $.01 par value per share                                            $      637,854      $    410,937    $    432,367
Paid-in surplus                                                                       901,328,041       570,811,783     587,100,504
Undistributed net investment income                                                    11,099,541         7,954,808       4,675,435
Accumulated net realized gain (loss) from investments                                 (21,706,259)        5,306,429     (45,411,029)
Net unrealized appreciation of investments                                             44,155,695        26,578,619      14,284,583
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common shares                                             $  935,514,872      $611,062,576    $561,081,860
====================================================================================================================================
Authorized shares:
   Common                                                                             200,000,000       200,000,000     200,000,000
   Preferred                                                                            1,000,000         1,000,000       1,000,000
====================================================================================================================================


                See accompanying notes to financial statements.


                Statement of
                    OPERATIONS Six Months Ended April 30, 2004 (Unaudited)
                                                                                          PREMIUM           PREMIUM         PREMIUM
                                                                                           INCOME          INCOME 2        INCOME 4
                                                                                            (NPI)             (NPM)           (NPT)
------------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME                                                                    $ 38,429,227      $ 25,129,082     $24,105,546
------------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                         4,578,609         3,044,537       2,857,875
Preferred shares - auction fees                                                           654,452           432,561         421,841
Preferred shares - dividend disbursing agent fees                                          29,917            29,917          39,891
Shareholders' servicing agent fees and expenses                                            96,314            33,020          46,955
Custodian's fees and expenses                                                             142,981            94,987          86,900
Directors' fees and expenses                                                               10,114             6,876           6,171
Professional fees                                                                         101,802            24,587          87,893
Shareholders' reports - printing and mailing expenses                                      88,319            54,594          53,566
Stock exchange listing fees                                                                12,037             7,881           8,273
Investor relations expense                                                                 71,399            46,215          44,676
Other expenses                                                                             39,247            28,127          28,229
------------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit                                              5,825,191         3,803,302       3,682,270
   Custodian fee credit                                                                    (8,556)           (7,785)        (21,672)
------------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                            5,816,635         3,795,517       3,660,598
------------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                                  32,612,592        21,333,565      20,444,948
------------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain from investments                                                      3,095,776         5,610,398         296,649
Change in net unrealized appreciation (depreciation) of investments                   (15,287,029)      (13,943,250)     (7,795,595)
------------------------------------------------------------------------------------------------------------------------------------
Net gain (loss) from investments                                                      (12,191,253)       (8,332,852)     (7,498,946)
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS
From net investment income                                                            (2,333,712)        (1,512,362)     (1,507,671)
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets applicable to Common shares from operations               $ 18,087,627      $ 11,488,351     $11,438,331
====================================================================================================================================


                                 See accompanying notes to financial statements.


                                       39

                Statement of
                      CHANGES IN NET ASSETS (Unaudited)
                                      PREMIUM INCOME (NPI)               PREMIUM INCOME 2 (NPM)            PREMIUM INCOME 4 (NPT)
                                 -----------------------------      ------------------------------     -----------------------------
                                   SIX MONTHS                         SIX MONTHS                         SIX MONTHS
                                        ENDED       YEAR ENDED             ENDED        YEAR ENDED            ENDED      YEAR ENDED
                                      4/30/04         10/31/03           4/30/04          10/31/03          4/30/04        10/31/03
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income            $ 32,612,592     $ 66,922,169      $ 21,333,565      $ 44,271,502     $ 20,444,948    $ 40,340,813
Net realized gain (loss) from
   investments                      3,095,776       (6,491,900)        5,610,398          (393,349)         296,649     (24,848,241)
Change in net unrealized
   appreciation
   (depreciation)
   of investments                 (15,287,029)       4,768,442       (13,943,250)       (3,831,125)      (7,795,595)     11,357,979
Distributions to Preferred Shareholders:
   From net investment income      (2,333,712)      (4,760,721)       (1,512,362)       (2,914,759)      (1,507,671)     (3,107,195)
   From accumulated net realized gains
     from investments                      --               --                --          (384,068)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets
   applicable to Common shares
   from operations                 18,087,627       60,437,990        11,488,351        36,748,201       11,438,331      23,743,356
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO COMMON SHAREHOLDERS
From net investment income        (30,884,949)     (60,851,307)      (20,341,371)      (40,327,811)     (19,132,258)    (36,928,470)
From accumulated net realized
   gains from investments                  --               --                --        (4,164,058)              --              --
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets
   applicable to
   Common shares from
   distributions to
   Common shareholders            (30,884,949)     (60,851,307)      (20,341,371)      (44,491,869)     (19,132,258)    (36,928,470)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)
   in net assets
   applicable to Common shares    (12,797,322)        (413,317)       (8,853,020)       (7,743,668)      (7,693,927)    (13,185,114)
Net assets applicable to Common
   shares at the beginning
   of period                      948,312,194      948,725,511       619,915,596       627,659,264      568,775,787     581,960,901
------------------------------------------------------------------------------------------------------------------------------------
Net assets applicable to Common
   shares at the end of period   $935,514,872     $948,312,194      $611,062,576      $619,915,596     $561,081,860    $568,775,787
====================================================================================================================================
Undistributed net investment
   income at the end of period   $ 11,099,541     $ 11,705,610      $  7,954,808      $  8,474,976     $  4,675,435    $  4,870,416
====================================================================================================================================


                                 See accompanying notes to financial statements.

                Notes to
                       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES

The National Funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Premium Income Municipal Fund, Inc. (NPI), Nuveen Premium Income Municipal Fund 2, Inc. (NPM) and Nuveen Premium Income Municipal Fund 4, Inc. (NPT). The Funds are registered under the Investment Company Act of 1940, as amended, as closed-end, diversified management investment companies.

Each Fund seeks to provide current income exempt from regular federal income tax by investing primarily in a diversified portfolio of municipal obligations issued by state and local government authorities.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Securities Valuation

The prices of municipal bonds in each Fund's investment portfolio are provided by a pricing service approved by the Fund's Board of Directors. When price quotes are not readily available (which is usually the case for municipal securities), the pricing service establishes fair market value based on yields or prices of municipal bonds of comparable quality, type of issue, coupon, maturity and rating, indications of value from securities dealers, evaluations of anticipated cash flows or collateral and general market conditions. If it is determined that market prices for a security are unavailable or inappropriate, the Board of Directors of the Funds, or its designee, may establish a fair value for the security. Temporary investments in securities that have variable rate and demand features qualifying them as short-term securities are valued at amortized cost, which approximates market value.

Securities Transactions

Securities transactions are recorded on a trade date basis. Realized gains and losses from such transactions are determined on the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. The securities so purchased are subject to market fluctuation during this period. The Funds have instructed the custodian to segregate assets with a current value at least equal to the amount of the when-issued and delayed delivery purchase commitments. At April 30, 2004, Premium Income (NPI) and Premium Income 2 (NPM) had when-issued and delayed delivery purchase commitments of $16,043,362 and $8,497,807, respectively. There were no such outstanding purchase commitments in Premium Income 4 (NPT).

Investment Income

Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis. Investment income also includes paydown gains and losses, if any.

Professional Fees

Professional fees presented in the Statement of Operations consist of legal fees incurred in the normal course of operations, audit fees, tax consulting fees and, in some cases, workout expenditures. Workout expenditures are incurred in an attempt to protect or enhance an investment, or to pursue other claims or legal actions on behalf of the Fund's shareholders.

Federal Income Taxes

Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net investment income to its shareholders. Therefore, no federal income tax provision is required. Furthermore, each Fund intends to satisfy conditions which will enable interest from municipal securities, which is exempt from regular federal income tax, to retain such tax-exempt status when distributed to shareholders of the Funds.

Dividends and Distributions to Common Shareholders

Dividends from tax-exempt net investment income are declared monthly. Net realized capital gains and/or market discount from investment transactions, if any, are distributed to shareholders not less frequently than annually. Furthermore, capital gains are distributed only to the extent they exceed available capital loss carryforwards.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



Distributions to Common shareholders of tax-exempt net investment income, net realized capital gains and/or market discount, if any, are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

Preferred Shares

The Funds have issued and outstanding $25,000 stated value Preferred shares. Each Fund's Preferred shares are issued in more than one Series. The dividend rate on each Series may change every seven days, as set pursuant to a dutch auction process by the auction agent, and is payable at or near the end of each rate period. The number of Preferred shares outstanding, by Series and in total, for each Fund is as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Number of shares:
   Series M                                      3,800        2,000        2,200
   Series M2                                     2,000           --           --
   Series T                                      3,800        3,000        2,000
   Series T2                                        --           --        1,328
   Series W                                      3,800        2,000        1,680
   Series W2                                        --           --          520
   Series TH                                     3,800        3,000        2,680
   Series F                                      3,800        2,000        1,800
   Series F2                                        --        1,880        1,328
--------------------------------------------------------------------------------
Total                                           21,000       13,880       13,536
================================================================================

Derivative Financial Instruments

The Funds may invest in certain derivative financial instruments including futures, forward, swap and option contracts, and other financial instruments with similar characteristics. Although the Funds are authorized to invest in such financial instruments, and may do so in the future, they did not make any such investments during the six months ended April 30, 2004.

Custodian Fee Credit

Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Indemnifications

Under the Funds' organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets applicable to Common shares from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES

None of the Funds engaged in transactions in their own shares during the six months ended April 30, 2004, nor during the fiscal year ended October 31, 2003.

3. SECURITIES TRANSACTIONS

Purchases and sales (including maturities) of investments in long-term municipal securities for the six months ended April 30, 2004, were as follows:

                                            PREMIUM        PREMIUM       PREMIUM
                                             INCOME       INCOME 2      INCOME 4
                                              (NPI)          (NPM)         (NPT)
--------------------------------------------------------------------------------
Purchases                              $118,447,318   $119,624,706   $43,723,421
Sales and maturities                    123,174,377    121,171,324    26,863,544
================================================================================


4. INCOME TAX INFORMATION

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses on investments, timing differences in recognizing income on taxable market discount securities and timing differences in recognizing certain gains and losses on security transactions.

At April 30, 2004, the cost of investments were as follows:

                                             PREMIUM       PREMIUM       PREMIUM
                                              INCOME      INCOME 2      INCOME 4
                                               (NPI)         (NPM)         (NPT)
--------------------------------------------------------------------------------
Cost of investments                   $1,383,974,907  $924,737,611  $871,945,612
================================================================================


Gross unrealized appreciation and gross unrealized depreciation of investments at April 30, 2004, were as follows:

                                           PREMIUM       PREMIUM        PREMIUM
                                            INCOME      INCOME 2       INCOME 4
                                             (NPI)         (NPM)          (NPT)
--------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                       $ 62,301,529   $34,573,843   $ 36,732,471
   Depreciation                        (17,215,357)   (7,560,787)   (21,783,568)
--------------------------------------------------------------------------------
Net unrealized appreciation
  of investments                      $ 45,086,172   $27,013,056   $ 14,948,903
================================================================================


The tax components of undistributed net investment income and net realized gains at October 31, 2003, the Funds' last fiscal year end, were as follows:

                                                PREMIUM      PREMIUM     PREMIUM
                                                 INCOME     INCOME 2    INCOME 4
                                                  (NPI)        (NPM)       (NPT)
--------------------------------------------------------------------------------
Undistributed net tax-exempt income         $15,582,555  $10,923,354  $6,663,985
Undistributed net ordinary income *             283,509      258,828     768,631
Undistributed net long-term capital gains            --           --          --
================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

The tax character of distributions paid during the fiscal year ended October 31, 2003, the Funds' last fiscal year end, was designated for purposes of the dividends paid deduction as follows:

                                                                        PREMIUM       PREMIUM      PREMIUM
                                                                         INCOME      INCOME 2     INCOME 4
                                                                          (NPI)         (NPM)        (NPT)
----------------------------------------------------------------------------------------------------------
Distributions from net tax-exempt income                            $65,547,346   $43,115,363  $39,962,183
Distributions from net ordinary income *                                     --       153,898      100,446
Distributions from net long-term capital gains                               --     4,545,182           --
==========================================================================================================

* Net ordinary income consists of taxable market discount income and net short-term capital gains, if any.

                Notes to
                    FINANCIAL STATEMENTS (Unaudited) (continued)



At October 31, 2003, the Funds' last fiscal year end, the Funds had unused capital loss carryforwards available for federal income tax purposes to be applied against future capital gains, if any. If not applied, the carryforwards will expire as follows:

                                             PREMIUM      PREMIUM        PREMIUM
                                              INCOME     INCOME 2       INCOME 4
                                               (NPI)        (NPM)          (NPT)
--------------------------------------------------------------------------------
Expiration year:
   2008                                  $12,335,442     $     --    $ 2,835,520
   2009                                           --           --             --
   2010                                    6,203,091           --     18,079,555
   2011                                    6,263,502      308,379     24,792,603
--------------------------------------------------------------------------------
Total                                    $24,802,035     $308,379    $45,707,678
================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Under the Funds' investment management agreements with Nuveen Advisory Corp. (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc., each Fund pays an annual management fee, payable monthly, at the rates set forth below, which are based upon the average daily net assets (including net assets attributable to Preferred shares) of each Fund as follows:

AVERAGE DAILY NET ASSETS (INCLUDING NET ASSETS
ATTRIBUTABLE TO PREFERRED SHARES)                                 MANAGEMENT FEE
--------------------------------------------------------------------------------
For the first $125 million                                                .6500%
For the next $125 million                                                 .6375
For the next $250 million                                                 .6250
For the next $500 million                                                 .6125
For the next $1 billion                                                   .6000
For the next $3 billion                                                   .5875
For net assets over $5 billion                                            .5750
================================================================================


The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Funds pay no compensation directly to those of its Directors who are affiliated with the Adviser or to their officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates.

As approved by the Board of Directors, a complex-wide fee schedule for all Funds managed by the Adviser and its affiliates will go into effect on August 1, 2004. This complex wide fee schedule is expected to marginally decrease the rate at which management fees are to be paid by the Funds. Under no circumstances will the complex-wide fee schedule result in an increase in the rate at which management fees would by paid by the Funds if the complex-wide fee schedule were not implemented.

6. INVESTMENT COMPOSITION

At April 30, 2004, the revenue sources by municipal purpose, expressed as a percent of total investments, were as follows:

                                               PREMIUM       PREMIUM     PREMIUM
                                                INCOME      INCOME 2    INCOME 4
                                                 (NPI)         (NPM)       (NPT)
--------------------------------------------------------------------------------
Consumer Staples                                    3%            3%          5%
Education and Civic Organizations                   7             5           6
Healthcare                                         11            10          11
Housing/Multifamily                                 3             5           7
Housing/Single Family                               5             5           2
Tax Obligation/General                             19            24          15
Tax Obligation/Limited                             22            16          16
Transportation                                      9             5           6
U.S. Guaranteed                                     9            13          12
Utilities                                           8            11          13
Water and Sewer                                     2             1           6
Other                                               2             2           1
--------------------------------------------------------------------------------
                                                  100%          100%        100%
================================================================================


Certain investments owned by the Funds are either covered by insurance issued by several private insurers or are backed by an escrow or trust containing U.S. Government or U.S. Government agency securities, both of which ensure the timely payment of principal and interest in the event of default (57% for Premium Income (NPI), 56% for Premium Income 2 (NPM) and 59% for Premium Income 4
(NPT)). Such insurance or escrow, however, does not guarantee the market value of the municipal securities or the value of any of the Funds' shares.

For additional information regarding each investment security, refer to the Portfolio of Investments of each Fund.

7. SUBSEQUENT EVENT - DISTRIBUTIONS TO COMMON SHAREHOLDERS

The Funds declared Common share dividend distributions from their tax-exempt net investment income which were paid on June 1, 2004, to shareholders of record on May 15, 2004, as follows:

                                               PREMIUM      PREMIUM      PREMIUM
                                                INCOME     INCOME 2     INCOME 4
                                                 (NPI)        (NPM)        (NPT)
--------------------------------------------------------------------------------
Dividend per share                              $.0800       $.0815       $.0710
================================================================================

                         Financial
                                 HIGHLIGHTS (Unaudited)



Selected data for a Common share outstanding throughout each period:
                                                        Investment Operations                               Less Distributions
                                   ----------------------------------------------------------------  ------------------------------
                                                            Distributions   Distributions
                                                                 from Net            from                   Net
                       Beginning                      Net      Investment         Capital            Investment    Capital
                          Common                Realized/       Income to        Gains to             Income to   Gains to
                           Share          Net  Unrealized       Preferred       Preferred                Common     Common
                       Net Asset   Investment  Investment          Share-          Share-                Share-     Share-
                           Value       Income  Gain (Loss)        holders+        holders+    Total     holders    holders    Total
====================================================================================================================================
PREMIUM INCOME (NPI)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                  $14.87        $ .51      $ (.19)          $(.04)           $ --    $  .28       $(.48)      $ --   $ (.48)
2003                       14.87         1.05        (.03)           (.07)             --       .95        (.95)        --     (.95)
2002                       15.27         1.10        (.48)           (.11)             --       .51        (.91)        --     (.91)
2001                       14.23         1.12         .98            (.26)             --      1.84        (.80)        --     (.80)
2000                       13.46         1.11         .78            (.33)             --      1.56        (.79)        --     (.79)
1999                       15.66         1.09       (2.10)           (.24)           (.02)    (1.27)       (.85)      (.07)    (.92)

PREMIUM INCOME 2 (NPM)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                   15.09          .52        (.20)           (.04)             --       .28        (.50)        --     (.50)
2003                       15.27         1.08        (.10)           (.07)           (.01)      .90        (.98)      (.10)   (1.08)
2002                       15.53         1.17        (.30)           (.11)           (.01)      .75        (.96)      (.05)   (1.01)
2001                       14.75         1.21         .73            (.27)             --      1.67        (.89)        --     (.89)
2000                       14.61         1.22         .20            (.34)             --      1.08        (.92)      (.02)    (.94)
1999                       16.15         1.18       (1.48)           (.24)           (.01)     (.55)       (.94)      (.04)    (.98)

PREMIUM INCOME 4 (NPT)
------------------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                   13.15          .47        (.17)           (.03)             --       .27        (.44)        --     (.44)
2003                       13.46          .93        (.32)           (.07)             --       .54        (.85)        --     (.85)
2002                       14.22         1.00        (.80)           (.11)             --       .09        (.85)        --     (.85)
2001                       13.54         1.08         .66            (.25)             --      1.49        (.81)        --     (.81)
2000                       13.50         1.11         .07            (.32)             --       .86        (.82)        --     (.82)
1999                       15.05         1.09       (1.56)           (.24)             --      (.71)       (.83)        --     (.83)
====================================================================================================================================

                                                                           Total Returns
                                                                      ----------------------
                              Offering                                               Based
                             Costs and         Ending                                   on
                             Preferred         Common                  Based        Common
                                 Share          Share      Ending         on     Share Net
                          Underwriting      Net Asset      Market     Market         Asset
                             Discounts          Value       Value      Value**       Value**
============================================================================================
PREMIUM INCOME (NPI)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                          $ --         $14.67    $13.2000      (2.94)%        1.85%
2003                                --          14.87     14.0600       6.48          6.58
2002                                --          14.87     14.1100       5.51          3.47
2001                                --          15.27     14.2500      26.60         13.22
2000                                --          14.23     11.9375       4.10         12.03
1999                              (.01)         13.46     12.2500     (14.03)       (8.59)

PREMIUM INCOME 2 (NPM)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                            --          14.87     13.4700      (2.23)         1.76
2003                                --          15.09     14.2500       6.57          6.07
2002                                --          15.27     14.4000       5.59          5.03
2001                                --          15.53     14.6100      17.31         11.63
2000                                --          14.75     13.2500      (2.03)         7.71
1999                              (.01)         14.61     14.5000      (8.59)        (3.66)

PREMIUM INCOME 4 (NPT)
--------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                            --          12.98     11.8000      (2.47)         2.01
2003                                --          13.15     12.5200       3.09          4.12
2002                                --          13.46     12.9700        .52           .76
2001                                --          14.22     13.7500      18.68         11.28
2000                                --          13.54     12.3125       3.28          6.58
1999                              (.01)         13.50     12.7500      (8.77)        (5.03)
============================================================================================

                                                               Ratios/Supplemental Data
                          -----------------------------------------------------------------------------------------------
                                                   Before Credit                     After Credit***
                                           ------------------------------    ------------------------------
                                                           Ratio of Net                      Ratio of Net
                                             Ratio of        Investment        Ratio of        Investment
                               Ending        Expenses         Income to        Expenses         Income to
                                  Net      to Average           Average      to Average           Average
                               Assets      Net Assets        Net Assets      Net Assets        Net Assets
                           Applicable      Applicable        Applicable      Applicable        Applicable      Portfolio
                            to Common       to Common         to Common       to Common         to Common       Turnover
                          Shares (000)         Shares++          Shares++        Shares++          Shares++         Rate
=========================================================================================================================
PREMIUM INCOME (NPI)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                     $935,515            1.20%*            6.74%*          1.20%*            6.74%*            8%
2003                          948,312            1.22              7.02            1.22              7.02             24
2002                          948,726            1.22              7.39            1.22              7.39              4
2001                          974,272            1.22              7.49            1.21              7.50             20
2000                          907,640            1.28              8.09            1.27              8.10             18
1999                          858,491            1.18              7.28            1.17              7.29             15

PREMIUM INCOME 2 (NPM)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                      611,063            1.20*             6.74*           1.20*             6.74*            12
2003                          619,916            1.22              7.06            1.21              7.07             21
2002                          627,659            1.22              7.70            1.21              7.71             21
2001                          638,365            1.23              7.93            1.21              7.95             12
2000                          605,973            1.23              8.38            1.22              8.39              7
1999                          600,481            1.15              7.60            1.15              7.60              5

PREMIUM INCOME 4 (NPT)
-------------------------------------------------------------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                      561,082            1.27*            7.04*            1.26*             7.05*             3
2003                          568,776            1.36              6.95            1.35              6.96             17
2002                          581,961            1.36              7.36            1.35              7.37             16
2001                          614,989            1.34              7.73            1.33              7.74             10
2000                          585,387            1.27              8.22            1.26              8.23             14
1999                          583,541            1.20              7.51            1.20              7.51             14
=========================================================================================================================

                               Preferred Shares at End of Period
                            ---------------------------------------
                              Aggregate    Liquidation
                                 Amount     and Market       Asset
                            Outstanding          Value    Coverage
                                   (000)     Per Share   Per Share
===================================================================
PREMIUM INCOME (NPI)
-------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                       $525,000        $25,000     $69,548
2003                            525,000         25,000      70,158
2002                            525,000         25,000      70,177
2001                            525,000         25,000      71,394
2000                            525,000         25,000      68,221
1999                            525,000         25,000      65,881

PREMIUM INCOME 2 (NPM)
-------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                        347,000         25,000      69,025
2003                            347,000         25,000      69,663
2002                            347,000         25,000      70,220
2001                            347,000         25,000      70,992
2000                            347,000         25,000      68,658
1999                            347,000         25,000      68,262

PREMIUM INCOME 4 (NPT)
-------------------------------------------------------------------
Year Ended 10/31:
2004 (a)                        338,400         25,000      66,451
2003                            338,400         25,000      67,019
2002                            338,400         25,000      67,983
2001                            338,400         25,000      70,434
2000                            338,400         25,000      68,247
1999                            338,400         25,000      68,110
===================================================================

*    Annualized.
** Total Investment Return on Market Value is the combination of reinvested dividend income, reinvested capital gains distributions, if any, and changes in stock price per share. Total Return on Common Share Net Asset Value is the combination of reinvested dividend income at net asset value, reinvested capital gains distributions at net asset value, if any, and changes in Common share net asset value per share. Total returns are not annualized.
***  After custodian fee credit, where applicable.
+    The amounts shown are based on Common share equivalents.
++ Ratios do not reflect the effect of dividend payments to Preferred shareholders; income ratios reflect income earned on assets attributable to Preferred shares.
(a)  For the six months ended April 30, 2004.


                                 See accompanying notes to financial statements.


                                  46-47 spread

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                       AUTOMATICALLY

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EASY AND CONVENIENT

To make recordkeeping easy and convenient, each month you'll receive a statement showing your total dividends and distributions, the date of investment, the shares acquired and the price per share, and the total number of shares you own.

HOW SHARES ARE PURCHASED

The shares you acquire by reinvesting will either be purchased on the open market or newly issued by the Fund. If the shares are trading at or above net asset value at the time of valuation, the Fund will issue new shares at the then-current market price. If the shares are trading at less than net asset value, shares for your account will be purchased on the open market. Dividends and distributions received to purchase shares in the open market will normally be invested shortly after the dividend payment date. No interest will be paid on dividends and distributions awaiting reinvestment. Because the market price of shares may increase before purchases are completed, the average purchase price per share may exceed the market price at the time of valuation, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Fund. A pro rata portion of any applicable brokerage commissions on open market purchases will be paid by Plan participants. These commissions usually will be lower than those charged on individual transactions.

FLEXIBILITY

You may change your distribution option or withdraw from the Plan at any time, should your needs or situation change. Should you withdraw, you can receive a certificate for all whole shares credited to your reinvestment account and cash payment for fractional shares, or cash payment for all reinvestment account shares, less brokerage commissions and a $2.50 service fee.

You can reinvest whether your shares are registered in your name, or in the name of a brokerage firm, bank, or other nominee. Ask your investment advisor if his or her firm will participate on your behalf. Participants whose shares are registered in the name of one firm may not be able to transfer the shares to another firm and continue to participate in the Plan.

The Fund reserves the right to amend or terminate the Plan at any time. Although the Fund reserves the right to amend the Plan to include a service charge payable by the participants, there is no direct service charge to participants in the Plan at this time.

For more information on the Nuveen Automatic Reinvestment Plan or to enroll in or withdraw from the Plan, speak with your financial advisor or call us at (800) 257-8787.

Fund
  INFORMATION

BOARD OF DIRECTORS
Robert P. Bremner
Lawrence H. Brown
Jack B. Evans
William C. Hunter
Anne E. Impellizzeri*
William L. Kissick*
Thomas E. Leafstrand*
Peter R. Sawers*
William J. Schneider
Timothy R. Schwertfeger
Judith M. Stockdale
Sheila W. Wellington*

FUND MANAGER
Nuveen Advisory Corp.
333 West Wacker Drive
Chicago, IL 60606

CUSTODIAN
State Street Bank & Trust
Boston, MA

TRANSFER AGENT AND
SHAREHOLDER SERVICES
State Street Bank & Trust
Nuveen Funds
P.O. Box 43071
Providence, RI 02940-3071

(800) 257-8787

LEGAL COUNSEL
Chapman and Cutler LLP
Chicago, IL

INDEPENDENT AUDITORS
Ernst & Young LLP
Chicago, IL



PROXY VOTING POLICIES AND PROCEDURES

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling Nuveen Investments at (800) 257-8787; and (ii) on the Commission's website at http://www.sec.gov.

POLICY CHANGE

On November 14, 2002, the Board adopted a policy that allows each Fund, in addition to investments in municipal bonds, to invest up to 5% of its net assets (including assets attributable to preferred shares, if any) in tax-exempt or taxable fixed-income securities or equity securities for the purpose of acquiring control of an issuer whose municipal bonds (a) the Fund already owns and (b) have deteriorated or are expected shortly to deteriorate significantly in credit quality, provided Nuveen Advisory determines that such investment should enable the Fund to better maximize the value of its existing investment in such issuer. This policy is a non-fundamental policy of each Fund which means that it can be changed at any time by the Board of Trustees without vote of the shareholders.

GLOSSARY OF TERMS USED IN THIS REPORT

Average Annual Total Return: This is a commonly used method to express an investment's performance over a particular, usually multi-year time period. It expresses the return (including change in NAV and reinvested dividends) that would have been necessary on an annual basis to equal the investment's actual performance over the time period being considered.

Average Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change.

Average Effective Maturity: The average of all the maturities of the bonds in a fund's portfolio, computed by weighting each maturity date (the date the security comes due) by the market value of the security. This figure does not account for the likelihood of prepayments or the exercise of call provisions.

Leverage-Adjusted Duration: Duration is a measure of a bond or bond fund's sensitivity to changes in interest rates. Generally, the longer a bond or fund's duration, the more the price of the bond or fund will change as interest rates change. Leverage-adjusted duration takes into account the leveraging process for a Fund and therefore is generally longer than the duration of the actual portfolio of individual bonds that make up the Fund.

Market Yield (also known as Dividend Yield or Current Yield): An investment's current annualized dividend divided by its current market price.

Net Asset Value (NAV): A fund's NAV is calculated by subtracting the liabilities of the fund from its total assets and then dividing the remainder by the number of shares outstanding. Fund NAVs are calculated at the end of each business day.

Taxable-Equivalent Yield: The yield necessary from a fully taxable investment to equal, on an after-tax basis, the yield of a municipal bond investment.

----------
*Director will be retiring on June 30, 2004.

Each Fund intends to repurchase shares of its own common or preferred stock, where applicable, in the future at such times and in such amounts as is deemed advisable. No shares were purchased during the six-months ended April 30, 2004. Any future repurchases will be reported to shareholders in the next annual or semiannual report.

                Serving Investors
                   FOR GENERATIONS



Since 1898, financial advisors and their clients have relied on Nuveen Investments to provide dependable investment solutions. For the past century, Nuveen Investments has adhered to the belief that the best approach to investing is to apply conservative risk-management principles to help minimize volatility.

Building on this tradition, we today offer a range of high quality equity and fixed-income solutions that are integral to a well-diversified core portfolio. Our clients have come to appreciate this diversity, as well as our continued adherence to proven, long-term investing principles.

Managing $100 billion in assets, Nuveen Investments offers access to a number of different asset classes and investing solutions through a variety of products. Nuveen Investments markets its capabilities under four distinct brands: Nuveen, a leader in tax-free investments; NWQ, a leader in value-style equities; Rittenhouse, a leader in growth-style equities; and Symphony, a leading institutional manager of market-neutral alternative investment portfolios.

To learn more about the products and services Nuveen Investments offers and for a prospectus, where applicable, talk to your financial advisor, or call us at
(800) 257-8787. Please read the information carefully before you invest.



Distributed by
NUVEEN INVESTMENTS, LLC | 333 West Wacker Drive | Chicago, Illinois 60606 | www.nuveen.com


                                                                     ESA-E-0404D

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable at this time.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable at this time.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

In the event of a vacancy on the Board, the nominating and governance committee receives suggestions from various sources, including shareholders, as to suitable candidates. Suggestions should be sent in writing to Lorna Ferguson, Vice President for Board Relations, Nuveen Investments, 333 West Wacker Drive, Chicago, IL 60606. The nominating and governance committee sets appropriate standards and requirements for nominations for new directors and reserves the right to interview all candidates and to make the final selection of any new directors.

ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable at this time.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Premium Income Municipal Fund 4, Inc.
            -----------------------------------------------------------

By (Signature and Title)* /s/ Jessica R. Droeger
                         ----------------------------------------------
                          Jessica R. Droeger
                          Vice President and Secretary

Date: July 8, 2004
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Gifford R. Zimmerman
                         ----------------------------------------------
                          Gifford R. Zimmerman
                          Chief Administrative Officer
                          (Principal Executive Officer)

Date: July 8, 2004
    -------------------------------------------------------------------

By (Signature and Title)* /s/ Stephen D. Foy
                         ----------------------------------------------
                          Stephen D. Foy
                          Vice President and Controller
                          (Principal Financial Officer)

Date: July 8, 2004
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.